   As filed with the Securities and Exchange Commission on September 1, 2000
                                                       Registration No. 33-79112


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14


     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)

                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)


     James D. Gallagher, President                           Copy to:
   The Manufacturers Life Insurance                    J. Sumner Jones, Esq.
          Company of New York                         Jones & Blouch, L.L.P.
         100 Summit Lake Drive                    1025 Thomas Jefferson St. N.W.
             Second Floor                           Washington, D.C. 20007-0805
       Valhalla, New York 10595
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b) of Rule 485


   [ ] on May 1, 2000 pursuant to paragraph (b) of Rule 485


       60 days after filing pursuant to paragraph (a)(1) of Rule 485


   [X] on November 1, 2000 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                   Caption in Prospectus
Part A

1.          Cover Page

2.          Special Terms

3.          Summary

4.          Performance Data;
            Financial Statements

5.          General Information about Us, The Variable Account and The Trust

6.          Charges and Deductions; Withdrawal Charges; Administration Fees;
            Mortality and Expense Risks Charge; Taxes; Appendix C - Examples of Calculation of Withdrawal Charge

7.          Accumulation Period Provisions; Our Approval; Purchase Payments;
            Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification;

8. Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers During Pay-out Period

9. Accumulation Provisions; Death Benefit Before Maturity Date; Annuity Provisions; Death Benefit After Maturity Date

10. Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts

11. Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right to Review Contract

12. Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General; Qualified Retirement Plans

13.         Legal Proceedings

14          Statement of Additional Information - Table of Contents


Part B      Caption in Statement of Additional Information


15.         Cover Page

16.         Table of Contents

17.         General History and Information.

18.         Services-Independent Auditors; Services-Servicing Agent

19.         Not Applicable

20.         Services-Principal Underwriter

21.         Performance Data

22.         Not Applicable

23.         Audited Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2000



     Effective November 1, 2000, new contracts will be issued with an Optional Payment Enhancement if the contract owner elects this optional feature. The minimum initial purchase payment required to elect the Optional Payment Enhancement is $10,000. An additional fee is imposed for the Optional Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.


                          OPTIONAL PAYMENT ENHANCEMENT

     If you elect the Optional Payment Enhancement, we will add a payment enhancement to your contract when you make a purchase payment. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The payment enhancement is funded from our general account.

     Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a payment enhancement.


     Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. However, earnings attributable to the payment enhancement will not be deducted from the amount paid to you.


     Tax Considerations. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").


     Matters to Consider Prior to Electing the Optional Payment Enhancement. There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. We issue a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by us have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:


-    The length of time that you plan to own your contract


-    The frequency, amount and timing of any partial withdrawals


-    The amount of your purchase payments


Choosing the Optional Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single payment to your contract or a high initial payment relative to renewal payments AND you intend to hold your contract for more than 11 years.



     We expect to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

     If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix E - "QUALIFIED PLAN TYPES").

ADDITIONAL CHARGES FOR THE OPTIONAL PAYMENT ENHANCEMENT


     If the Optional Payment Enhancement is elected, the separate account annual expenses are increased by 0.35% to 1.75%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. These additional charges are described in the chart below:



     CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


     CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments)


           NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE

                       0                                 10%
                       1                                 10%
                       2                                  9%
                       3                                  8%
                       4                                  7%
                       5                                  5%
                       6                                  4%
                       7                                  2%
                       8                                  0%

ANNUAL CONTRACT FEE..............................................   $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees.................................   1.60%
Administration fee - asset based.................................   0.15%
Total Separate Account Annual Expenses...........................   1.75%

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)

-----------------------
(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

                                               OTHER EXPENSES
                                  MANAGEMENT   (AFTER EXPENSE      TOTAL TRUST
TRUST PORTFOLIO                     FEES       REIMBURSEMENT)    ANNUAL EXPENSES
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets...    0.850%          0.260%            1.110%
Internet Technologies..........    1.150%          0.136%(A)         1.286%
Science & Technology...........    1.100%          0.060%            1.160%
International Small Cap........    1.100%          0.270%            1.370%
Aggressive Growth..............    1.000%(F)       0.130%            1.130%
Emerging Small Company.........    1.050%          0.070%            1.120%
Small Company Blend............    1.050%          0.250%(A)         1.300%(E)
Dynamic Growth.................    1.000%(F)       0.132%(A)         1.132%
Mid Cap Stock..................    0.925%          0.100%(A)         1.025%(E)
All Cap Growth(H)..............    0.950%(F)       0.070%            1.020%
Overseas.......................    0.950%          0.260%            1.210%
International Stock............    1.050%          0.200%            1.250%
International Value............    1.000%          0.230%(A)         1.230%(E)
Capital Appreciation...........    _.___%          _.___%(A)         _.___%
Mid Cap Blend..................    0.850%(F)       0.060%            0.910%
Small Company Value............    1.050%          0.170%            1.220%
Global Equity..................    0.900%          0.160%            1.060%
Growth.........................    0.850%          0.050%            0.900%
Large Cap Growth...............    0.875%(F)       0.100%            0.975%
Quantitative Equity............    0.700%          0.060%            0.760%
Blue Chip Growth...............    0.875%(F)       0.050%            0.925%
Real Estate Securities.........    0.700%          0.070%            0.770%
Value..........................    0.800%          0.070%            0.870%
Tactical Allocation............    0.900%          0.127%(A)         1.027%
Growth & Income................    0.750%          0.050%            0.800%
U.S. Large Cap Value...........    0.875%          0.070%(A)         0.945%(E)
Equity-Income..................    0.875%(F)       0.060%            0.935%
Income & Value.................    0.800%(F)       0.080%            0.880%
Balanced.......................    0.800%          0.070%            0.870%
High Yield.....................    0.775%          0.065%            0.840%
Strategic Bond.................    0.775%          0.095%            0.870%
Global Bond....................    0.800%          0.180%            0.980%
Total Return...................    0.775%          0.060%(A)         0.835%(E)
Investment Quality Bond........    0.650%          0.120%            0.770%
Diversified Bond...............    0.750%          0.090%            0.840%
U.S. Government Securities.....    0.650%          0.070%            0.720%
Money Market...................    0.500%          0.050%            0.550%
Small Cap Index................    0.525%          0.075%(A)(G)      0.600%
International Index............    0.550%          0.050%(A)(G)      0.600%
Mid Cap Index..................    0.525%          0.075%(A)(G)      0.600%
Total Stock Market Index.......    0.525%          0.075%(A)(G)      0.600%
500 Index......................    0.525%          0.039%(A)(G)      0.564%
Lifestyle Aggressive 1000(D)...    0.075%          1.060%(B)         1.135%(C)
Lifestyle Growth 820(D)........    0.057%          1.008%(B)         1.065%(C)
Lifestyle Balanced 640(D)......    0.057%          0.928%(B)         0.985%(C)
Lifestyle Moderate 460(D)......    0.066%          0.869%(B)         0.935%(C)
Lifestyle Conservative 280(D)..    0.075%          0.780%(B)         0.855%(C)

-----------------

(A)  Based on estimates to be made during the current fiscal year.

(B)  Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as follows:

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes
     (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:

                                   MANAGEMENT       OTHER         TOTAL TRUST
     TRUST PORTFOLIO                 FEES          EXPENSES      ANNUAL EXPENSES
     Lifestyle Aggressive 1000...   0.075%          1.090%          1.165%
     Lifestyle Growth 820........   0.057%          1.030%          1.087%
     Lifestyle Balanced 640......   0.057%          0.940%          0.997%
     Lifestyle Moderate 460......   0.066%          0.900%          0.966%
     Lifestyle Conservative 280..   0.075%          0.810%          0.885%

(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.

(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(H)  Formerly, the Mid Cap Growth Trust.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account annual expenses and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:



PORTFOLIO                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets...... $121         $177         $223        $323
Internet Technologies.............  123          182          232         340
Science & Technology..............  122          178          226         328
International Small Cap...........  124          184          236         348
Aggressive Growth.................  122          177          224         325
Emerging Small Company............  122          177          224         324
Small Company Blend...............  123          182          232         341
Dynamic Growth....................  122          177          224         325
Mid Cap Stock.....................  121          175          219         315
All Cap Growth(A).................  121          174          219         315

Overseas..........................  122          180          228         333
International Stock...............  123          181          230         336
International Value...............  123          180          229         335
Capital Appreciation..............
Mid Cap Blend.....................  120          171          213         304
Small Company Value...............  122          180          229         334
Global Equity.....................  121          175          221         319
Growth............................  120          171          213         303
Large Cap Growth..................  120          173          217         310
Quantitative Equity...............  118          167          206         290
Blue Chip Growth..................  120          172          214         306
Real Estate Securities............  118          168          207         290
Value.............................  119          170          211         300
Tactical Allocation...............  121          175          219         315
Growth & Income...................  119          168          208         293
U.S. Large Cap Value..............  120          172          215         308
Equity-Income.....................  120          172          215         307
Income & Value....................  119          171          212         301
Balanced..........................  119          170          211         300
High Yield........................  119          170          210         297
Strategic Bond....................  119          170          211         300
Global Bond.......................  120          173          217         311
Total Return......................  119          169          210         297
Investment Quality Bond...........  118          168          207         290
Diversified Bond..................  119          170          210         297
U.S. Government Securities........  118          166          204         286
Money Market......................  116          162          196         269
Small Cap Index...................  117          163          198         274
International Index...............  117          163          198         274
Mid Cap Index.....................  117          163          198         274
Total Stock Market Index..........  117          163          198         274
500 Index.........................  117          162          196         270
Lifestyle Aggressive 1000.........  122          178          225         326
Lifestyle Growth 820..............  121          176          221         319
Lifestyle Balanced 640............  120          173          217         311
Lifestyle Moderate 460............  120          172          215         307
Lifestyle Conservative 280........  119          170          211         299

--------------------------

(A)  Formerly, the Mid Cap Growth Trust.



You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account annual expenses and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                         1 YEAR      3 YEARS     5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets......  $29         $90         $153        $323
Internet Technologies.............   31          95          162         340
Science & Technology..............   30          92          156         328
International Small Cap...........   32          98          166         348
Aggressive Growth.................   30          91          154         325
Emerging Small Company............   30          90          154         324
Small Company Blend...............   31          96          163         341
Dynamic Growth....................   30          91          154         325
Mid Cap Stock.....................   29          88          149         315
All Cap Growth(A).................   29          87          149         315
Overseas..........................   30          93          158         333
International Stock...............   31          94          160         336
International Value...............   31          94          159         335
Capital Appreciation..............
Mid Cap Blend.....................   27          84          143         304
Small Company Value...............   30          93          159         334
Global Equity.....................   29          89          151         319
Growth............................   27          84          143         303
Large Cap Growth..................   28          86          147         310
Quantitative Equity...............   26          80          136         290
Blue Chip Growth..................   28          85          144         306
Real Estate Securities............   26          80          137         290
Value.............................   27          83          141         300
Tactical Allocation...............   29          88          149         315
Growth & Income...................   26          81          138         293
U.S. Large Cap Value..............   28          85          145         308
Equity-Income.....................   28          85          145         307
Income & Value....................   27          83          142         301
Balanced..........................   27          83          141         300
High Yield........................   27          82          140         297
Strategic Bond....................   27          83          141         300
Global Bond.......................   28          86          147         311
Total Return......................   27          82          140         297
Investment Quality Bond...........   26          80          137         290
Diversified Bond..................   27          82          140         297
U.S. Government Securities........   26          78          134         286
Money Market......................   24          73          126         269
Small Cap Index...................   24          75          128         274
International Index...............   24          75          128         274
Mid Cap Index.....................   24          75          128         274
Total Stock Market Index..........   24          75          128         274
500 Index.........................   24          74          126         270
Lifestyle Aggressive 1000.........   30          91          155         326
Lifestyle Growth 820..............   29          89          151         319
Lifestyle Balanced 640............   28          86          147         311
Lifestyle Moderate 460............   28          85          145         307
Lifestyle Conservative 280........   27          82          141         299

-----------------

(A)  Formerly, the Mid Cap Growth Trust.

     For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective contract owners with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

                            NEW INVESTMENT PORTFOLIO

Effective November 1, 2000, one new investment portfolio, the Capital Appreciation Trust will be added to the variable portion of your contract. The new portfolio is a series of Manufacturers Investment Trust (the "Trust"). Set forth below is a brief description of the portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to that portfolio.

                        INVESTMENT OBJECTIVE AND POLICIES

CAPITAL APPRECIATION TRUST. The investment objective of the Capital Appreciation Trust is long-term capital growth. Jennison Associates, LLC ("Jennison") manages the Capital Appreciation Trust and seeks to achieve this investment objective by investing at least 65% of the portfolio's total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium-to large-capitalization companies.


For more information on the new portfolio and its investment adviser, see the Trust's prospectus dated November 1, 2000.


                              FEE TABLE AND EXAMPLE

         Information regarding the Fee Table and the Example of Expenses for the Capital Appreciation Trust is set forth above.


VOLUNTARY FEE WAIVER FOR THE SCIENCE & TECHNOLOGY TRUST, THE BLUE CHIP GROWTH TRUST, THE EQUITY-INCOME TRUST AND THE INTERNATIONAL STOCK TRUST

     The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. The fee reduction is based on the combined asset level of all four portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

      COMBINED ASSET LEVELS                     FEE REDUCTION
                                                (AS A PERCENTAGE OF THE ADVISORY
                                                FEE)

      First $750 million                        0.0%
      Between $750 million and $1.5 billion     2.5%
      Between $1.5 billion and $3.0 billion     3.75%
      Over $3.0 billion                         5.0%


The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser.





                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2000.

        HOME OFFICE                     ANNUITY SERVICE OFFICE MAILING ADDRESS
   100 Summit Lake Drive                             P.O. Box 9013
       Second Floor                       Boston, Massachusetts 02205-9013
 Valhalla, New York 10595


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon fifty-two investment options. Forty-six options are variable and six are fixed account options.


         - The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History....................................      3
Performance Data...................................................      3
State Premium Taxes................................................     15
Services
     Independent Auditors..........................................     15
     Servicing Agent...............................................     16
     Principal Underwriter.........................................     16
Appendix A - State Premium Taxes...................................     17
Audited Financial Statements.......................................     18


                   The date of this Prospectus is May 1, 2000

                                TABLE OF CONTENTS


SUMMARY ................................................................................       4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST .......................      10
     The Manufacturers Life Insurance Company
     of New York .......................................................................      10
     The Variable Account ..............................................................      11
     The Trust .........................................................................      11
DESCRIPTION OF THE CONTRACT ............................................................      16
   ACCUMULATION PERIOD PROVISIONS ......................................................      16
     Purchase Payments .................................................................      16
     Accumulation Units ................................................................      17
     Value of Accumulation Units .......................................................      17
     Net Investment Factor .............................................................      17
     Transfers Among Investment Options ................................................      18
     Maximum Number of Investment Options ..............................................      18
     Telephone Transactions
     Special Transfer Services - Dollar Cost Averaging .................................      18
     Asset Rebalancing Program .........................................................      18
     Withdrawals .......................................................................      19
     Special Withdrawal Services - the Income Plan .....................................      20
     Death Benefit During Accumulation Period ..........................................      21
   PAY-OUT PERIOD PROVISIONS ...........................................................      23
     General ...........................................................................      23
     Annuity Options ...................................................................      24
     Determination of Amount of the First Variable Annuity Payment .....................      25
     Annuity Units and the Determination of Subsequent Variable Annuity Payments .......      25
     Transfers During Pay-out Period ...................................................      26
     Death Benefit During Pay-out Period ...............................................      26
   OTHER CONTRACT PROVISIONS ...........................................................      26
     Right to Review Contract ..........................................................      26
     Ownership .........................................................................      27
     Annuitant .........................................................................      27
     Change of Maturity Date ...........................................................      27
     Beneficiary .......................................................................      28
     Modification ......................................................................      28
     Our Approval ......................................................................      28
     Misstatement and Proof of Age, Sex or Survival ....................................      28
   FIXED ACCOUNT INVESTMENT OPTIONS ....................................................      28
CHARGES AND DEDUCTIONS .................................................................      31
     Withdrawal Charges ................................................................      31
     Administration Fees ...............................................................      33
     Mortality and Expense Risks Charge ................................................      33
     Taxes .............................................................................      33
     Expenses of Distributing Contracts ................................................      34
FEDERAL TAX MATTERS ....................................................................      34
   INTRODUCTION ........................................................................      34
   OUR TAX STATUS ......................................................................      34
   TAXATION OF ANNUITIES IN GENERAL ....................................................      34
     Tax Deferral During Accumulation Period ...........................................      34
     Taxation of Partial and Full Withdrawals ..........................................      36
     Taxation of Annuity Benefit Payments ..............................................      37
     Taxation of Death Benefit Proceeds ................................................      37
     Penalty Tax on Premature Distributions ............................................      38
     Aggregation of Contracts ..........................................................      38
   QUALIFIED RETIREMENT PLANS ..........................................................      38
     Direct Rollovers ..................................................................      40
     Loans .............................................................................      20
   FEDERAL INCOME TAX WITHHOLDING ......................................................      40
GENERAL MATTERS ........................................................................      40
     Performance Data ..................................................................      40
     Asset Allocation and Timing Services ..............................................      41
     Distribution of Contracts .........................................................      41
     Contract Owner Inquiries ..........................................................      41
     Confirmation Statements ...........................................................      41
     Legal Proceedings .................................................................      41
     Year 2000 Issues ..................................................................      41
     Cancellation of Contract ..........................................................      43
     Voting Interest ...................................................................      43
APPENDIX A: SPECIAL TERMS ..............................................................     A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS     B-1
APPENDIX C: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ...............................     C-1
APPENDIX D: PRIOR CONTRACTS ............................................................     D-1
APPENDIX E: QUALIFIED PLAN TYPES .......................................................     E-1

                                    SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix D.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-six Variable Account investment options and six fixed account investment options are available under the contract. Each of the forty-six Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

See Appendix D for a discussion of contract owner transaction expenses under Ven 9 contracts.

Deferred sales load (as percentage of purchase payments)

               NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE
                          0                                     6%
                          1                                     6%
                          2                                     5%
                          3                                     5%
                          4                                     4%
                          5                                     3%
                          6                                     2%
                          7                                     0%

ANNUAL CONTRACT FEE..............................................    $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees.................................    1.25%
Administration fee - asset based.................................    0.15%
Total Separate Account Annual Expenses...........................    1.40%

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)

                                                              OTHER EXPENSES
                                         MANAGEMENT            (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                             FEES              REIMBURSEMENT)            ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Internet Technologies...............       1.150%                0.136%(A)                  1.286%
Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%(F)             0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%(A)                  1.300%(E)
Dynamic Growth......................       1.000%(F)             0.132%(A)                  1.132%
Mid Cap Stock.......................       0.925%                0.100%(A)                  1.025%(E)
All Cap Growth(H)...................       0.950%(F)             0.070%                     1.020%
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%(A)                  1.230%(E)
Mid Cap Blend.......................       0.850%(F)             0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%(F)             0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(F)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%

----------------

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 9 contracts. See Appendix D.

                                                              OTHER EXPENSES
                                         MANAGEMENT            (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                             FEES              REIMBURSEMENT)            ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------
Value...............................       0.800%                0.070%                     0.870%
Tactical Allocation.................       0.900%                0.127%(A)                  1.027%
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%(A)                  0.945%(E)
Equity-Income.......................       0.875%(F)             0.060%                     0.935%
Income & Value......................       0.800%(F)             0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%(A)                  0.835%(E)
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
International Index.................       0.550%                0.050%(A)(G)               0.600%
Small Cap Index.....................       0.525%                0.075%(A)(G)               0.600%
Mid Cap Index.......................       0.525%                0.075%(A)(G)               0.600%
Total Stock Market Index............       0.525%                0.075%(A)(G)               0.600%
500 Index...........................       0.525%                0.039%(A)(G)               0.564%
Lifestyle Aggressive 1000(D)........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820(D).............       0.057%                1.008%(B)                  1.065%(C)
Lifestyle Balanced 640(D)...........       0.057%                0.928%(B)                  0.985%(C)
Lifestyle Moderate 460(D)...........       0.066%                0.869%(B)                  0.935%(C)
Lifestyle Conservative 280(D).......       0.075%                0.780%(B)                  0.855%(C)

-----------------

(A)  Based on estimates to be made during the current fiscal year.

(B)  Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as follows:

If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:

                                          MANAGEMENT             OTHER               TOTAL TRUST
TRUST PORTFOLIO                             FEES                EXPENSES           ANNUAL EXPENSES
Lifestyle Aggressive 1000...........       0.075%                1.090%                1.165%
Lifestyle Growth 820................       0.057%                1.030%                1.087%
Lifestyle Balanced 640..............       0.057%                0.940%                0.997%
Lifestyle Moderate 460..............       0.066%                0.900%                0.966%
Lifestyle Conservative 280..........       0.075%                0.810%                0.885%

(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.

(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(H)  Formerly, the Mid Cap Growth Trust.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:

PORTFOLIO                               1 YEAR         3 YEARS    5 YEARS(A)     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets..........    $81           $128         $166         $176         $290
Internet Technologies.................     83            133          175          185          307
Science & Technology..................     82            130          169          179          294
International Small Cap...............     84            136          179          189          315
Aggressive Growth.....................     82            129          167          177          291
Emerging Small Company................     81            129          167          177          290
Small Company Blend...................     83            134          175          185          308
Dynamic Growth........................     82            129          167          177          292
Mid Cap Stock.........................     81            126          162          172          281
All Cap Growth(B).....................     81            126          162          172          281
Overseas..............................     82            131          171          181          299
International Stock...................     83            132          173          183          303
International Value...................     83            132          172          182          301
Mid Cap Blend.........................     79            123          156          166          270
Small Company Value...................     82            132          171          181          300
Global Equity.........................     81            127          164          174          285
Growth..................................   79            122          156          166          269
Large Cap Growth........................   80            125          159          169          276
Quantitative Equity.....................   78            118          148          158          254
Blue Chip Growth........................   80            123          157          167          271
Real Estate Securities..................   78            119          149          159          255
Value...................................   79            122          154          164          266
Tactical Allocation.....................   81            126          162          172          281
Growth & Income.........................   78            120          150          160          258
U.S. Large Cap Value....................   80            124          158          168          273
Equity-Income...........................   80            123          157          167          272
Income & Value..........................   79            122          155          165          267
Balanced................................   79            122          154          164          266
High Yield..............................   79            121          153          163          263
Strategic Bond..........................   79            122          154          164          266
Global Bond.............................   80            125          160          170          277
Total Return............................   79            121          152          162          262
Investment Quality Bond.................   78            119          149          159          255

PORTFOLIO                                1 YEAR        3 YEARS      5 YEARS(A)   5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------
Diversified Bond........................   79            121          153          163          263
U.S. Government Securities..............   78            117          146          156          250
Money Market............................   76            112          138          148          233
Small Cap Index.........................   77            114          140          150          238
International Index.....................   77            114          140          150          238
Mid Cap Index...........................   77            114          140          150          238
Total Stock Market Index................   77            114          140          150          238
500 Index...............................   76            113          138          148          234
Lifestyle Aggressive 1000...............   82            129          167          177          292
Lifestyle Growth 820....................   81            127          164          174          285
Lifestyle Balanced 640..................   80            125          160          170          277
Lifestyle Moderate 460..................   80            123          157          167          272
Lifestyle Conservative 280..............   79            121          153          163          264

-----------------

(A) For Ven 9 contracts only (as described in Appendix D). The difference in amounts is attributable to the different withdrawal charges. See Appendix D.

(B)  Formerly, the Mid Cap Growth Trust.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:

PORTFOLIO                                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............  $26                $80              $136              $290
Internet Technologies...................   28                 85               145               307
Science & Technology....................   26                 81               139               294
International Small Cap.................   29                 87               149               315
Aggressive Growth.......................   26                 80               137               291
Emerging Small Company..................   26                 80               137               290
Small Company Blend.....................   28                 85               145               308
Dynamic Growth..........................   26                 80               137               292
Mid Cap Stock...........................   25                 77               132               281
All Cap Growth(A).......................   25                 77               132               281
Overseas................................   27                 83               141               299
International Stock.....................   27                 84               143               303
International Value.....................   27                 83               142               301
Mid Cap Blend...........................   24                 74               126               270
Small Company Value.....................   27                 83               141               300
Global Equity...........................   25                 78               134               285
Growth..................................   24                 73               126               269
Large Cap Growth........................   25                 76               129               276
Quantitative Equity.....................   22                 69               118               254
Blue Chip Growth........................   24                 74               127               271
Real Estate Securities..................   23                 69               119               255
Value...................................   24                 72               124               266
Tactical Allocation.....................   25                 77               132               281
Growth & Income.........................   23                 70               120               258
U.S. Large Cap Value....................   24                 75               128               273
Equity-Income...........................   24                 74               127               272
Income & Value..........................   24                 73               125               267
Balanced................................   24                 72               124               266
High Yield..............................   23                 72               123               263
Strategic Bond..........................   24                 72               124               266
Global Bond.............................   25                 76               130               277
Total Return............................   23                 71               122               262
Investment Quality Bond.................   23                 69               119               255
Diversified Bond........................   23                 72               123               263


PORTFOLIO                                 1 YEAR            3 YEARS          5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------------------
U.S. Government Securities..............   22                 68               116               250
Money Market............................   20                 63               108               233
Small Cap Index.........................   21                 64               110               238
International Index.....................   21                 64               110               238
Mid Cap Index...........................   21                 64               110               238
Total Stock Market Index................   21                 64               110               238
500 Index...............................   20                 63               108               234
Lifestyle Aggressive 1000...............   26                 80               137               292
Lifestyle Growth 820....................   25                 78               134               285
Lifestyle Balanced 640..................   25                 76               130               277
Lifestyle Moderate 460..................   24                 74               127               272
Lifestyle Conservative 280..............   23                 72               123               264

-----------------

(A)  Formerly, the Mid Cap Growth Trust.

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective contract owners with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.

         We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 500 Boylston Street, Boston, Massachusetts 02116. Manulife North America's principal business is offering a variable annuity contract, similar to that offered by us in New York, in 48 other states, the District of Columbia.

         Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

A++ A.M. Best

Superior in financial strength; 1st category of 15

AAA Duff & Phelps

Highest in claims paying ability; 1st category of 18

AA+ Standard & Poor's

Very strong in financial strength; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.


THE VARIABLE ACCOUNT

         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has forty-six sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

The Trust is a mutual fund in which the Variable Account invests.

THE TRUST

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. A list of the Trust portfolios is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust and the five Lifestyle Trusts, which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").

         The Trust currently has nineteen subadvisers who manage all of the portfolios, one of which is Manufacturers Adviser Corporation. Both MSS and Manufacturers Adviser Corporation are affiliates of ours.



SUBADVISER                                        TRUST PORTFOLIOS MANAGED
----------                                        ------------------------
A I M Capital Management, Inc.                    Aggressive Growth Trust
                                                  All Cap Growth Trust(A)

AXA Rosenberg Investment Management LLC           Small Company Value Trust

SUBADVISER                                        TRUST PORTFOLIOS MANAGED
----------                                        ------------------------
Capital Guardian Trust Company                    Small Company Blend Trust
                                                  U.S. Large Cap Value Trust
                                                  Income & Value Trust
                                                  Diversified Bond Trust

Fidelity Management Trust Company                 Overseas Trust
                                                  Mid Cap Blend Trust
                                                  Large Cap Growth Trust

Founders Asset Management LLC                     International Small Cap Trust
                                                  Balanced Trust

Franklin Advisers, Inc.                           Emerging Small Company Trust

Janus Capital Corporation                         Dynamic Growth Trust

Manufacturers Adviser Corporation                 Pacific Rim Emerging Markets Trust
                                                  Quantitative Equity Trust
                                                  Real Estate Securities Trust
                                                  Money Market Trust
                                                  Index Trusts
                                                  Lifestyle Trusts (B)

Miller Anderson & Sherrerd, LLP                   Value Trust
                                                  High Yield Trust

Mitchell Hutchins Investment Management Inc.      Tactical Allocation Trust

Morgan Stanley Asset Management Inc.              Global Equity Trust

Munder Capital Management                         Internet Technologies Trust

Pacific Investment Management Company             Global Bond Trust
                                                  Total Return Trust

Rowe Price-Fleming International, Inc.            International Stock Trust

Salomon Brothers Asset Management Inc             Strategic Bond Trust
                                                  U.S. Government Securities Trust

State Street Global Advisors                      Growth Trust
                                                  Lifestyle Trusts (B)

T. Rowe Price Associates, Inc.                    Science & Technology Trust
                                                  Blue Chip Growth Trust
                                                  Equity-Income Trust

Templeton Investment Counsel, Inc.                International Value Trust

Wellington Management Company, LLP                Mid Cap Stock Trust
                                                  Growth & Income Trust
                                                  Investment Quality Bond Trust

(A) Formerly, the Mid Cap Growth Trust
(B) State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.

         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science & technology. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

         The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.

         The ALL CAP GROWTH TRUST (formerly, the Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced, above-average, long-term growth in earnings and have excellent proposals for future growth.

         The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal circumstances, at least 65% of the portfolio's assets in common stocks of companies with total market capitalization that approximately match the range of capitalization of the Russell 2000 Index and] are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.

         The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

         The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

         The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

         The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

         The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         *"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)"are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

You instruct us how to vote Trust shares.

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total payments of more than $1 million require our approval.

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Guarantee Plus Program and its restrictions from your securities dealer or our Annuity Service Office. See Appendix D for information on purchase payments applicable to Ven 9 contracts.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you, subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned will be recovered from the existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         See Appendix D for information on the death benefit provisions under Ven 9 contracts.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Pay-out Periods"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

         The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.

         See Appendix D for information on assumed interest rate for Ven 9 contracts.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

You are entitled to exercise all rights under your contract.

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE

         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

         See Appendix D for information with respect to the beneficiary under Ven 9 contracts.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3% .

         INVESTMENT OPTIONS. Currently, there are six fixed account investment options under the contract: one, three, five and seven year investment accounts and a six month DCA fixed account investment and a twelve month DCA fixed account investment which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         See Appendix D for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

         If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

         The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

         See Appendix D for information on the market value charge provisions under Ven 9 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" ). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior withdrawals in that contract year), and

         - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                 PURCHASE PAYMENT IN
                       CONTRACT                          PERCENTAGE
                 --------------------------------------------------
                           0                                6%
                           1                                6%
                           2                                5%
                           3                                5%
                           4                                4%
                           5                                3%
                           6                                2%
                           7+                               0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         See Appendix D for information on the withdrawal charge under Ven 9 contracts.

We deduct a $30 annual fee and asset-based charges totaling 1.40% on an annual basis for administration expenses and mortality and expense risks.

ADMINISTRATION FEES

         Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

         We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE

INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals prior to age 59-1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) hardship distributions as defined in the tax law.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, and repayments must be made at least quarterly and in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans (including unpaid interest) will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

We may be required to withhold amounts from some payments for Federal income tax payments.

FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS

         Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS is also the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

         Annuity Service Office - The mailing address of our service office is P.O. Box 9013, Boston, Massachusetts 02205-9013

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         Business Day - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         The Code - The Internal Revenue Code of 1986, as amended.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

         Fixed Annuity - An annuity option with payments the amount of which we guarantee.

         General Account - All of our assets other than assets in separate accounts such as the Variable Account.

         Investment Account - An account we establish for you which represents your interest in an investment option during the accumulation period.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. Currently, there are forty-six variable and six fixed options under the contract.

         Loan Account - The portion of our general account that is used for collateral for a loan.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         Pay-out Period - The period when we make annuity benefit payments to you.

         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

         Separate Account - A segregated account of ours that is not commingled with our general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         Unpaid Loans - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         Valuation Period - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

         Variable Account - Is a separate account of ours.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR
                     CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)



SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(B)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1999                                               $12.500000               $12.359297               49,612.472

Science & Technology
1999                                               $12.500000               $37.660683                    0.000

International Small Cap
1999                                               $12.500000               $26.974754               32,991.316

Aggressive Growth
1999                                               $12.500000               $16.628126               88,069.743

Emerging Small Company
1999                                               $12.500000               $24.610648               28,217.505

Small Company Blend
1999                                               $12.500000               $15.922213               27,581.879

Mid Cap Stock
1999                                               $12.500000               $12.483520               60,538.438

All Cap Growth(C)
1999                                               $12.500000               $27.113084              107,417.572

Overseas
1999                                               $12.500000               $17.044524               50,910.958

International Stock
1999                                               $12.500000               $18.338932               21,852.045

International Value
1999                                               $12.500000               $12.860110               29,546.092

Mid Cap Blend
1999                                               $12.500000               $39.416089               84,730.840

Small Company Value
1999                                               $12.500000               $11.904646               37,963.395

Global Equity
1999                                               $12.500000               $24.633827               38,003.587

Growth
1999                                               $12.500000               $28.060585               59,898.278

Large Cap Growth
1999                                               $12.500000               $28.465074               87,649.390

Quantitative Equity
1999                                               $12.500000               $24.202942               22,972.748

Blue Chip Growth
1999                                               $12.500000               $25.568866              226,749.926

Real Estate Securities
1999                                               $12.500000               $11.174188                6,162.684

Value
1999                                               $12.500000               $13.987433               29,886.713

Growth & Income
1999                                               $12.500000               $38.655938              306,537.047



SUB-ACCOUNT                                   UNIT VALUE AT              UNIT VALUE AT            NUMBER OF UNITS
                                              START OF YEAR(B)            END OF YEAR               END OF YEAR
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                               $12.500000               $12.721279              110,817.291

Equity-Income
1999                                               $12.500000               $22.487758              119,864.541

Income & Value
1999                                               $12.500000               $22.230152               34,370.923

Balanced
1999                                               $12.500000               $15.962370               36,237.361

High Yield
1999                                               $12.500000               $14.993652               26,298.259

Strategic Bond
 1999                                              $12.500000               $14.602672               37,068.994

Global Bond
1999                                               $12.500000               $19.632749                6,544.205

Total Return
1999                                               $12.500000               $12.255674               78,135.381

Investment Quality Bond
1999                                               $12.500000               $19.039807               19,293.016

Diversified Bond
1999                                               $12.500000               $18.002047               17,159.783

U.S. Government Securities
1999                                               $12.500000               $18.286918               23,761.010

Money Market
1999                                               $12.500000               $16.291417              247,891.481

Lifestyle Aggressive 1000
1999                                               $12.500000               $15.974195               15,601.680

Lifestyle Growth 820
1999                                               $12.500000               $16.893101              105,797.527

Lifestyle Balanced 640
1999                                               $12.500000               $16.257312               94,609.451

 Lifestyle Moderate 460
 1999                                              $12.500000               $16.142259               23,104.290

Lifestyle Conservative 280
1999                                               $12.500000               $15.439823               22,992.739

(A) For the TABLE OF ACCUMULATION UNIT VALUES for Ven 9 contracts see
    Appendix D.

(B) Units under this series of contracts were first credited under the sub-accounts on May 1, 1999.

(C) Formerly, the Mid Cap Growth Trust.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                               HYPOTHETICAL          WITHDRAWAL AMOUNT         PAYMENTS
      CONTRACT YEAR           CONTRACT VALUE         WITHOUT CHARGES           LIQUIDATED                WITHDRAWAL CHARGE
      -------------           --------------         -----------------         ----------                -----------------
                                                                                                       PERCENT          AMOUNT
                                                                                                       -------          ------
            2                     55,000                  5,000(a)                 50,000                6%              3,000
            4                     50,500                  5,000(b)                 45,500                5%              2,275
            6                     60,000                 10,000(c)                 50,000                3%              1,500
            8                     70,000                 20,000(d)                 50,000                0%                  0

(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the amount that may be withdrawn without charges is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

        HYPOTHETICAL           PARTIAL WITHDRAWAL      WITHDRAWAL AMOUNT           PAYMENTS
       CONTRACT VALUE              REQUESTED            WITHOUT CHARGES           LIQUIDATED         WITHDRAWAL CHARGE
       --------------              ---------            ---------------           ----------         -----------------
                                                                                                   PERCENT         AMOUNT
                                                                                                   -------         ------
           65,000                    2,000                 15,000(a)                    0             5%             0
           49,000                    5,000                  3,000(b)                2,000             5%           100
           52,000                    7,000                  4,000(c)                3,000             5%           150
           44,000                    8,000                      0(d)                8,000             5%           400


(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000-Less than 0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX D

                                 PRIOR CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999.

         The principal differences between the contract offered by this Prospectus and the prior contract relate to:

-        the fixed investment options available under the contracts,

- a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts,

-        the charges made by us, and

-        the death benefit provisions.

FIXED INVESTMENT OPTIONS

         The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options and a six month DCA fixed account investment option and a twelve month DCA fixed account investment option.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

MARKET VALUE CHARGE

         The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

         For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

-        death of the annuitant;

-        amounts withdrawn to pay fees or charges;

- amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

- amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE

         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

         2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS
                PURCHASE PAYMENT IN                WITHDRAWAL CHARGE
                     CONTRACT                          PERCENTAGE
             -------------------------------------------------------
                         0                                 6%
                         1                                 6%
                         2                                 5%
                         3                                 4%
                         4                                 3%
                         5                                 2%
                         6+                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contract certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 9 Contracts

SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(A)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                               $12.500000               $ 8.180904               51,443.657
1998                                                 8.180904                 7.695249              137,388.667
1999                                                 7.695249                12.359297              314,806.513

Science & Technology
1997                                               $12.500000               $13.647195              413,150.058
1998                                                13.647195                19.287390              932,323.295
1999                                                19.287390                37.943261            1,883,524.507

International Small Cap
1996                                               $12.500000               $13.493094              365,317.719
1997                                                13.493094                13.410016              510,488.164
1998                                                13.410016                14.792077              605,535.112
1999                                                14.792077                26.974754              665,832.925

Aggressive Growth
1997                                               $12.500000               $12.327066              188,114.289
1998                                                12.327066                12.680777              319,349.201
1999                                                12.680777                16.628126              302,621.031

Emerging Small Company
1997                                               $12.500000               $14.574077              207,223.803
1998                                                14.574077                14.381705              346.294.546
1999                                                14.381705                24.610648              391,437.694

Small Company Blend
1999                                               $12.500000               $15.922213               59,731.393

Mid Cap Stock
1999                                               $12.500000               $12.483520               38,226.383

All Cap Growth(B)
1996                                               $12.500000               $13.215952              746,253.254
1997                                                13.215952                15.020670            1,211,554.866
1998                                                15.020670                19.002856            1,574,134.909
1999                                                19.002856                27.113084            1,684,077.273

Overseas
1995                                               $10.000000               $10.554228              419,354.257
1996                                                10.554228                11.718276            1,080,586.010
1997                                                11.718276                11.545714            1,405,066.785
1998                                                11.545714                12.290162            1,517,773.810
1999                                                12.290162                17.044524            1,468,158.585

International Stock
1997                                               $12.500000               $12.652231              131,727.457
1998                                                12.652231                14.337171              203,765.303
1999                                                14.337171                18.338932              235,697.859

International Value
1999                                               $12.500000               $12.860110               17,703.921

SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(A)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Mid Cap Blend
1992                                               $12.386657               $13.143309               17,805.389
1993                                                13.143309                15.075040              532,797.733
1994                                                15.075040                14.786831            1,212,483.594
1995                                                14.786831                20.821819            1,680,197.930
1996                                                20.821819                24.664354            2,439,815.649
1997                                                24.664354                29.002593            2,655,387.874
1998                                                29.002593                31.289551            2,769,527.565
1999                                                31.289551                39.416089            2,642,361.432

Small Company Value
1998                                               $12.500000               $11.178700              257,438.611
1999                                                11.178700                11.904646              234,536.726

Global Equity
1992                                               $12.003976               $11.790318               21,242.936
1993                                                11.790318                15.450341              701,425.817
1994                                                15.450341                15.500933            1,612,831.628
1995                                                15.500933                16.459655            1,679,042.917
1996                                                16.495655                18.276450            1,955,863.791
1997                                                18.276450                21.770913            2,090,810.929
1998                                                21.770913                24.098970            2,205,244.249
1999                                                24.098970                24.633827            2,118,412.809

Growth
1996                                               $12.500000               $13.727312              140,312.944
1997                                                13.727312                16.968111              426,278.047
1998                                                16.968111                20.739989              694,841.738
1999                                                20.739989                28.060585            1,007,470.923

Large Cap Growth
1992                                               $10.880194               $11.623893                6,314.930
1993                                                11.623893                12.642493              220,581.039
1994                                                12.642493                12.381395              395,570.370
1995                                                12.381395                14.990551              463,740.240
1996                                                14.990551                16.701647              600,271.664
1997                                                16.701647                19.614359              608,297.523
1998                                                19.614359                23.040505              594,195.179
1999                                                23.040505                28.465074              671,016.958

Quantitative Equity
1997                                               $12.500000               $16.107191              110,561.698
1998                                                16.107191                20.068624              242,026.359
1999                                                20.068624                24.202942              454,400.238

Blue Chip Growth
1992                                               $10.000000               $ 9.923524              105,743.980
1993                                                 9.923524                 9.413546              605,012.548
1994                                                 9.413546                 8.837480            1,049,124.977
1995                                                 8.837480                11.026969            1,318,608.463
1996                                                11.026969                13.688523            1,623,697.582
1997                                                13.688523                17.134232            2,353,640.317
1998                                                17.134232                21.710674            3,184,929.266
1999                                                21.710674                25.568866            3,865,926.158

SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(A)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                               $12.500000               $14.949140              152,109.301
1998                                                14.949140                12.317190              251,203.724
1999                                                12.317190                11.174188              222,156.017

Value
1997                                               $12.500000               $15.057118              262,613.990
1998                                                15.057118                14.591878              557,129.589
1999                                                14.591878                13.987433              483,257.114

Growth & Income
1992                                               $10.942947               $11.927411               33,716.020
1993                                                11.927411                12.893007              753,734.211
1994                                                12.893007                13.076664            1,298,075.564
1995                                                13.076664                16.660889            1,702,726.488
1996                                                16.660889                20.178770            2,601,497.610
1997                                                20.178770                26.431239            3,402,510.675
1998                                                26.431239                32.976967            4,327,967.912
1999                                                32.976967                38.655938            5,082,495.232

U.S. Large Cap Value
1999                                               $12.500000               $12.721279              288,136.975

Equity-Income
1993                                               $10.000000               $11.175534            1,087,538.574
1994                                                11.175534                11.107620            2,147,059.046
1995                                                11.107620                13.548849            2,700,623.434
1996                                                13.548849                16.011513            3,362,755.333
1997                                                16.011513                20.479412            3,793,616.601
1998                                                20.479412                22.054902            4,109,128.664
1999                                                22.054902                22.487758            3,820,578.295

Income & Value
1992                                               $11.012835               $11.772128               31,652.055
1993                                                11.772128                12.775798              526,706.519
1994                                                12.775798                12.396295              994,126.229
1995                                                12.396295                14.752561            1,070,866.388
1996                                                14.752561                15.995076            1,346,688.023
1997                                                15.995076                18.276161            1,321,777.037
1998                                                18.276161                20.742457            1,300,435.286
1999                                                20.742457                22.230152            1,258,137.080

Balanced
1997                                               $12.500000               $14.609853               58,346.232
1998                                                14.609853                16.459454              267,044.520
1999                                                16.459454                15.962370              304,255.397

High Yield
1997                                               $12.500000               $13.890491              281,593.104
1998                                                13.890491                14.078376              531,010.395
1999                                                14.078376                14.993652              548,705.526

SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(A)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Strategic Bond
 1993                                              $10.000000               $10.750617              414,573.339
 1994                                               10.750617                 9.965972              737,151.981
 1995                                                9.965972                11.716972              878,455.666
 1996                                               11.716972                13.250563            1,663,287.368
 1997                                               13.250563                14.500997            2,261,586.076
 1998                                               14.500997                14.486687            2,481,443.687
 1999                                               14.486687                14.602672            1,888,603.162

Global Bond
1992                                               $13.322602               $13.415849                7,122.534
1993                                                13.415849                15.741586              299,274.049
1994                                                15.741586                14.630721              463,867.775
1995                                                14.630721                17.772344              417,838.308
1996                                                17.772344                19.803954              462,253.788
1997                                                19.803954                20.104158              430,961.451
1998                                                20.104158                21.333144              411,433.636
1999                                                21.333144                19.632749              337,556.130

Total Return
1999                                               $12.500000               $12.255674               96,155.847

Investment Quality Bond
1992                                               $13.147350               $13.936240                1,442.768
1993                                                13.936240                15.118716              209,360.256
1994                                                15.118716                14.216516              309,793.553
1995                                                14.216516                16.751499              305,028.908
1996                                                16.751499                16.943257              386,465.721
1997                                                16.943257                18.336912              440,005.300
1998                                                18.336912                19.660365              564,211.651
1999                                                19.660365                19.039807              617,872.030

Diversified Bond
1992                                              $11.102574               $11.821212                3,884.882
1993                                               11.821212                12.705196              176,613.459
1994                                               12.705196                12.298940              267,695.021
1995                                               12.298940                14.320582              306,895.403
1996                                               14.320582                15.113142              424,786.597
1997                                               15.113142                16.607511              406,841.439
1998                                               16.607511                18.125951              439,784.815
1999                                               18.125951                18.002047              398,119.028

U.S. Government Securities
1992                                               $13.015785               $13.651495               13,906.158
1993                                                13.651495                14.490734              546,010.063
1994                                                14.490734                14.111357              652,508.827
1995                                                14.111357                16.083213              696,869.324
1996                                                16.083213                16.393307              807,763.458
1997                                                16.393307                17.535478              824,732.766
1998                                                17.535478                18.587049              990,184.348
1999                                                18.587049                18.286918              843,937.470

SUB-ACCOUNT                                      UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                                 START OF YEAR(A)          END OF YEAR              END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Money Market
1992                                              $12.892485               $13.137257                   11.495
1993                                               13.137257                13.303085              141,771.056
1994                                               13.303085                13.623292              464,720.715
1995                                               13.623292                14.190910              639,836.317
1996                                               14.190910                14.699636            1,256,691.417
1997                                               14.699636                15.241915            1,750,416.963
1998                                               15.241915                15.794513            1,721,493.914
1999                                               15.794513                16.291417            1,695,531.957

Lifestyle Aggressive 1000
1997                                               $12.500000               $13.669625              358,660.180
1998                                                13.669625                14.134419              544,460.936
1999                                                14.134419                15.974195              302,518.112

Lifestyle Growth 820
1997                                               $12.500000               $14.033299            1,637,679.093
1998                                                14.033299                14.696667            2,556,433.101
1999                                                14.696667                16.893101            1,484,982.525

Lifestyle Balanced 640
1997                                               $12.500000               $14.066417            1,463,270.527
1998                                                14.066417                14.664362            2,366,219.819
1999                                                14.664362                16.257312            1,702,526.278

 Lifestyle Moderate 460
 1997                                              $12.500000               $14.016704              464,645.815
 1998                                               14.016704                15.171965              863,517.086
 1999                                               15.171965                16.142259              740,965.001

Lifestyle Conservative 280
1997                                               $12.500000               $13.825120              131,137.160
1998                                                13.825120                15.025549              364,590.805
1999                                                15.025549                15.439823              375,762.981


(A) Units under this series of contracts were first credited under the sub-accounts on March 4, 1992, except in the case of the:

         - Blue Chip Growth Trust where units were first credited on December 11, 1992;

         - Strategic Bond and Equity-Income Trusts where units were first credited on February 19, 1993; o Overseas Trust where units were first credited on January 9, 1995;

         - All Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

         -        Growth Trust where units were first credited on July 15, 1996;

         - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield Trusts where units were first credited on January 1, 1997;

         - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

         - Small Company Value Trust where units were first credited on October 1, 1997;

         -        Small Company Blend, Mid Cap Stock, International Value, U.S.
                  Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

(B)      Formerly, the Mid Cap Growth Trust.

                                   APPENDIX E

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made.
Second, the distribution must be:

-        made after the owner attains age 59-1/2;

-        made after the owner's death;

-        attributable to the owner being disabled; or

-        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit". There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-        earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A

                                       of

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.

       The date of this Statement of Additional Information is May 1, 2000

              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History....................................    3
Performance Data...................................................    3
State Premium Taxes................................................   15
Services
         Independent Auditors......................................   15
         Servicing Agent...........................................   16
         Principal Underwriter.....................................   16
Appendix A - State Premium Taxes...................................   17
Audited Financial Statements.......................................   18

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is Manulife Financial Corporation ("MFC") a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both

-        redemption at the end of the time period, and

-        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

- the inception date of the sub-account of the Variable Account which invests in the portfolio, or

-        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

-        the inception date of the portfolio, or

-        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor, Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                 SINCE INCEPTION OR 10
                                                                   YEARS, WHICHEVER
   TRUST PORTFOLIO                     1 YEAR       5 YEAR              SHORTER            INCEPTION DATE(B)
------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets           54.56%         N/A                -1.96%                01/01/97
------------------------------------------------------------------------------------------------------------
Science & Technology                   90.68%         N/A                43.99%                01/01/97
------------------------------------------------------------------------------------------------------------
International Small Cap                76.31%         N/A                21.46%                03/04/96
------------------------------------------------------------------------------------------------------------
Aggressive Growth                      25.08%         N/A                 8.54%                01/01/97
------------------------------------------------------------------------------------------------------------
Emerging Small Company                 65.07%         N/A                24.24%                01/01/97
------------------------------------------------------------------------------------------------------------
Small Company Blend                      N/A          N/A                21.33%                05/01/99
------------------------------------------------------------------------------------------------------------
Mid Cap Stock                            N/A          N/A                -5.57%                05/01/99
------------------------------------------------------------------------------------------------------------
All Cap Growth(C)                      36.63%         N/A                21.63%                03/04/96
------------------------------------------------------------------------------------------------------------
Overseas                               32.63%         N/A                10.73%                01/09/95
------------------------------------------------------------------------------------------------------------
International Stock                    21.86%         N/A                12.29%                01/01/97
------------------------------------------------------------------------------------------------------------
International Value                      N/A          N/A                -2.74%                05/01/99
------------------------------------------------------------------------------------------------------------
Mid Cap Blend                          19.92%       21.26%               17.80%                10/31/92
------------------------------------------------------------------------------------------------------------
Small Company Value                     0.66%         N/A                -4.19%                10/01/97
------------------------------------------------------------------------------------------------------------
Global Equity                          -3.36%        9.11%               11.34%                10/31/92
------------------------------------------------------------------------------------------------------------
Growth                                 29.25%         N/A                25.44%                07/15/96
------------------------------------------------------------------------------------------------------------
Large Cap Growth                       17.49%       17.66%               13.65%                10/31/92
------------------------------------------------------------------------------------------------------------
Quantitative Equity                    14.55%         N/A                23.54%                01/01/97
------------------------------------------------------------------------------------------------------------
Blue Chip Growth                       11.72%       23.30%               14.18%                12/11/92
------------------------------------------------------------------------------------------------------------
Real Estate Securities                -14.17%         N/A                -5.17%                01/01/97
------------------------------------------------------------------------------------------------------------
Value                                  -9.34%         N/A                 2.20%                01/01/97
------------------------------------------------------------------------------------------------------------
Growth & Income                        11.17%       23.83%               18.41%                10/31/92
------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                     N/A          N/A                -3.78%                05/01/99
------------------------------------------------------------------------------------------------------------
Equity-Income                          -3.60%       14.66%               12.35%                02/19/93
------------------------------------------------------------------------------------------------------------
Income & Value                          1.29%       11.85%                9.53%                10/31/92
------------------------------------------------------------------------------------------------------------
Balanced                               -8.29%         N/A                 7.02%                01/01/97
------------------------------------------------------------------------------------------------------------
High Yield                              0.66%         N/A                 4.71%                01/01/97
------------------------------------------------------------------------------------------------------------
Strategic Bond                         -4.69%        7.30%                5.41%                02/19/93
------------------------------------------------------------------------------------------------------------
Global Bond                           -12.94%        5.38%                5.45%                10/31/92
------------------------------------------------------------------------------------------------------------
Total Return                             N/A          N/A                -7.28%                05/01/99
------------------------------------------------------------------------------------------------------------

                                                                 SINCE INCEPTION OR 10
                                                                   YEARS, WHICHEVER
   TRUST PORTFOLIO                     1 YEAR       5 YEAR              SHORTER            INCEPTION DATE(B)
------------------------------------------------------------------------------------------------------------
Investment Quality Bond                 -8.41%       5.33%              4.64%                    10/31/92
------------------------------------------------------------------------------------------------------------
Diversified Bond                        -6.09%       7.28%              6.23%                    10/31/92
------------------------------------------------------------------------------------------------------------
U.S. Government Securities              -6.96%       4.62%              4.23%                    10/31/92
------------------------------------------------------------------------------------------------------------
Money Market                            -2.49%       2.89%              3.03%                    10/31/92
------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                6.97%        N/A               7.09%                    01/07/97
------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                     8.90%        N/A               9.20%                    01/07/97
------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                   4.81%        N/A               7.75%                    01/07/97
------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                   0.56%        N/A               7.48%                    01/07/97
------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280              -2.86%        N/A               5.83%                    01/07/97
------------------------------------------------------------------------------------------------------------

(A) See charts below for Ven 9 contract total return figures.

(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(C) Formerly, the Mid Cap Growth Trust.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                         SINCE INCEPTION OR 10
                                                                           YEARS, WHICHEVER      INCEPTION DATE OF
                 TRUST PORTFOLIO                   1 YEAR      5 YEAR           SHORTER              PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(B)                    54.56%       2.36             1.26%               10/04/94
--------------------------------------------------------------------------------------------------------------------
Science & Technology                               90.68%       N/A             43.99%               01/01/97
--------------------------------------------------------------------------------------------------------------------
International Small Cap                            76.31%       N/A             21.46%               03/04/96
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                  25.08%       N/A              8.54%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company                             65.07%       N/A             24.24%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Small Company Blend                                 N/A         N/A             21.33%               05/01/99
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                       N/A         N/A             -5.57%               05/01/99
--------------------------------------------------------------------------------------------------------------------
All Cap Growth(D)                                  36.63%       N/A             21.63%               03/04/96
--------------------------------------------------------------------------------------------------------------------
Overseas                                           32.63%       N/A             10.73%               01/09/95
--------------------------------------------------------------------------------------------------------------------
International Stock                                21.86%       N/A             12.29%               01/01/97
--------------------------------------------------------------------------------------------------------------------
International Value                                 N/A         N/A             -2.74%               05/01/99
--------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                      19.92%      21.26%           12.40%(C)            06/18/85
--------------------------------------------------------------------------------------------------------------------
Small Company Value                                 0.66%        N/A            -4.19%               10/01/97
--------------------------------------------------------------------------------------------------------------------
Global Equity                                      -3.36%       9.11%            7.19%(C)            03/18/88
--------------------------------------------------------------------------------------------------------------------
Growth                                             29.25%       N/A             25.44%               07/15/96
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                   17.49%      17.66%           11.19%(C)            08/03/89
--------------------------------------------------------------------------------------------------------------------
Quantitative Equity(B)                             14.55%      22.93%           14.32%(C)            04/30/87
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                   11.72%      23.30%           14.18%               12/11/92
--------------------------------------------------------------------------------------------------------------------
Real Estate Securities(B)                         -14.17%       4.96%            9.07%(C)            04/30/87
--------------------------------------------------------------------------------------------------------------------
Value                                              -9.34%       N/A              2.20%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Growth & Income                                    11.17%      23.83%           16.79%               04/23/91
--------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                N/A         N/A             -3.78%               05/01/99
--------------------------------------------------------------------------------------------------------------------
Equity-Income                                      -3.60%      14.66%           12.35%               02/19/93
--------------------------------------------------------------------------------------------------------------------
Income & Value                                      1.29%      11.85%           8.31%(C)             08/03/89
--------------------------------------------------------------------------------------------------------------------
Balanced                                           -8.29%       N/A              7.02%               01/01/97
--------------------------------------------------------------------------------------------------------------------
High Yield                                          0.66%        N/A             4.71%               01/01/97
--------------------------------------------------------------------------------------------------------------------
Strategic Bond                                     -4.69%       7.30%            5.41%               02/19/93
--------------------------------------------------------------------------------------------------------------------
Global Bond                                       -12.94%       5.38%            6.52%(C)            03/18/88
--------------------------------------------------------------------------------------------------------------------
Total Return                                        N/A         N/A             -7.28%               05/01/99
--------------------------------------------------------------------------------------------------------------------

                                                                         SINCE INCEPTION OR 10
                                                                           YEARS, WHICHEVER      INCEPTION DATE OF
                 TRUST PORTFOLIO                   1 YEAR      5 YEAR           SHORTER              PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                            -8.41%      5.33%             4.68%(C)             06/18/85
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                   -6.09%      7.28%             5.96%(C)             08/03/89
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                         -6.96%      4.62%             5.34%(C)             03/18/88
--------------------------------------------------------------------------------------------------------------------
Money Market                                       -2.49%      2.89%             3.38%(C)             06/18/85
--------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                           6.97%       N/A              7.09%                01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                8.90%       N/A              9.20%                01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                              4.81%       N/A              7.75%                01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                              0.56%       N/A              7.48%                01/07/97
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                         -2.86%       N/A              5.83%                01/07/97
--------------------------------------------------------------------------------------------------------------------


(A) See charts below for Ven 9 total return figures.

(B) Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(C) Ten year average annual return.

(D) Formerly, the Mid Cap Growth Trust.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (A) (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                              SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER      INCEPTION DATE OF
                 TRUST PORTFOLIO                     1 YEAR       5 YEAR             SHORTER              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(B)                      60.61%        3.13%              1.86%               10/04/94
-------------------------------------------------------------------------------------------------------------------------
Science & Technology                                 96.73%         N/A              44.84%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
International Small Cap                              82.36%         N/A              22.26%               03/04/96
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    31.13%         N/A               9.99%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
Emerging Small Company                               71.12%         N/A              25.36%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
Small Company Blend                                   N/A           N/A              27.38%               05/01/99
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                         N/A           N/A              -0.13%               05/01/99
-------------------------------------------------------------------------------------------------------------------------
All Cap Growth(D)                                    42.68%         N/A              22.42%               03/04/96
-------------------------------------------------------------------------------------------------------------------------
Overseas                                             38.68%         N/A              11.31%               01/09/95
-------------------------------------------------------------------------------------------------------------------------
International Stock                                  27.91%         N/A              13.64%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
International Value                                   N/A           N/A               2.88%               05/01/99
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                        25.97%       21.66%             12.43%(C)            06/18/85
-------------------------------------------------------------------------------------------------------------------------
Small Company Value                                   6.49%         N/A               2.15%               10/01/97
-------------------------------------------------------------------------------------------------------------------------
Global Equity                                         2.22%        9.71%              7.23%(C)            03/18/88
-------------------------------------------------------------------------------------------------------------------------
Growth                                               35.30%         N/A              26.30%               07/15/96
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                     23.54%       18.12%             11.22%(C)            08/03/89
-------------------------------------------------------------------------------------------------------------------------
Quantitative Equity(B)                               20.60%       23.31%             14.36%(C)            04/30/87
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                     17.77%       23.67%             14.23%               12/11/92
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities(B)                            -9.28%        5.65%              9.10%(C)            04/30/87
-------------------------------------------------------------------------------------------------------------------------
Value                                                -4.14%         N/A               3.82%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
Growth & Income                                      17.22%       24.21%             16.82%               04/23/91
-------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                  N/A           N/A               1.77%               05/01/99
-------------------------------------------------------------------------------------------------------------------------
Equity-Income                                         1.96%       15.15%             12.53%               02/19/93
-------------------------------------------------------------------------------------------------------------------------
Income & Value                                        7.17%       12.39%              8.35%(C)            08/03/89
-------------------------------------------------------------------------------------------------------------------------
Balanced                                             -3.02%         N/A               8.50%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
High Yield                                            6.50%         N/A               6.26%               01/01/97
-------------------------------------------------------------------------------------------------------------------------
Strategic Bond                                        0.80%        7.94%              5.67%               02/19/93
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                          -7.97%        6.06%              6.56%(C)            03/18/88
-------------------------------------------------------------------------------------------------------------------------
Total Return                                          N/A           N/A              -1.95%               05/01/99
-------------------------------------------------------------------------------------------------------------------------

                                                                              SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER      INCEPTION DATE OF
                 TRUST PORTFOLIO                     1 YEAR       5 YEAR             SHORTER              PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                              -3.16%        6.02%              4.72%(C)             06/18/85
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                     -0.68%        7.92%              6.00%(C)             08/03/89
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                           -1.61%        5.32%              5.38%(C)             03/18/88
-------------------------------------------------------------------------------------------------------------------------
Money Market                                          3.15%        3.64%              3.42%(C)             06/18/85
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                            13.02%         N/A               8.58%                01/07/97
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                 14.95%         N/A              10.64%                01/07/97
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                               10.86%         N/A               9.22%                01/07/97
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                                6.40%         N/A               8.96%                01/07/97
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                            2.76%         N/A               7.35%                01/07/97
-------------------------------------------------------------------------------------------------------------------------

(A)   See charts below for Ven 9 total return figures.

(B) Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(C)   Ten year average annual return.

(D)   Formerly, the Mid Cap Growth Trust.

                                 VEN 9 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                             SINCE INCEPTION OR 10
                                                                               YEARS, WHICHEVER
                 TRUST PORTFOLIO                     1 YEAR      5 YEAR             SHORTER           INCEPTION DATE(A)
------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                         54.56%        N/A              -1.96%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Science & Technology                                 90.68%        N/A              43.99%               01/01/97
------------------------------------------------------------------------------------------------------------------------
International Small Cap                              76.31%        N/A              21.61%               03/04/96
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    25.08%        N/A               8.54%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Emerging Small Company                               65.07%        N/A              24.24%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Small Company Blend                                   N/A          N/A              21.33%               05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                         N/A          N/A              -5.57%               05/01/99
------------------------------------------------------------------------------------------------------------------------
All Cap Growth(B)                                    36.63%        N/A              21.78%               03/04/96
------------------------------------------------------------------------------------------------------------------------
Overseas                                             32.63%        N/A              10.86%               01/09/95
------------------------------------------------------------------------------------------------------------------------
International Stock                                  21.86%        N/A              12.29%               01/01/97
------------------------------------------------------------------------------------------------------------------------
International Value                                   N/A          N/A              -2.74%               05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                        19.92%      21.63%             17.80%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Small Company Value                                   0.66%        N/A              -4.19%               10/01/97
------------------------------------------------------------------------------------------------------------------------
Global Equity                                        -3.36%       9.67%             11.34%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Growth                                               29.25%        N/A              25.61%               07/15/96
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                     17.49%      18.08%             13.65%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Quantitative Equity                                  14.55%        N/A              23.54%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                     11.72%      23.64%             14.18%               12/11/92
------------------------------------------------------------------------------------------------------------------------
Real Estate Securities                              -14.17%        N/A              -5.17%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Value                                                -9.34%        N/A               2.20%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Growth & Income                                      11.17%      24.17%             18.41%               10/31/92
------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                  N/A          N/A              -3.78%               05/01/99
------------------------------------------------------------------------------------------------------------------------
Equity-Income                                        -3.60%      15.12%             12.49%               02/19/93
------------------------------------------------------------------------------------------------------------------------
Income & Value                                        1.29%      12.35%              9.53%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Balanced                                             -8.29%        N/A               7.02%               01/01/97
------------------------------------------------------------------------------------------------------------------------
High Yield                                            0.66%        N/A               4.71%               01/01/97
------------------------------------------------------------------------------------------------------------------------
Strategic Bond                                       -4.69%       7.90%              5.63%               02/19/93
------------------------------------------------------------------------------------------------------------------------
Global Bond                                         -12.94%       6.02%              5.45%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Total Return                                          N/A          N/A              -7.28%               05/01/99
------------------------------------------------------------------------------------------------------------------------

                                                                             SINCE INCEPTION OR 10
                                                                               YEARS, WHICHEVER
                 TRUST PORTFOLIO                     1 YEAR      5 YEAR             SHORTER           INCEPTION DATE(A)
------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                              -8.41%       5.97%              4.64%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                     -6.09%       7.88%              6.23%               10/31/92
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                           -6.96%       5.28%              4.23%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Money Market                                         -2.49%       3.60%              3.03%               10/31/92
------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                             6.97%        N/A               7.09%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                  8.90%        N/A               9.20%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                                4.81%        N/A               7.75%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                                0.56%        N/A               7.48%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                           -2.86%        N/A               5.83%               01/07/97
------------------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)    Formerly, the Mid Cap Growth Trust.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                             SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER     INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR       5 YEAR           SHORTER              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)                       54.56%       2.54%              1.44%              10/04/94
------------------------------------------------------------------------------------------------------------------------
Science & Technology                                  90.68%        N/A              43.99%              01/01/97
------------------------------------------------------------------------------------------------------------------------
International Small Cap                               76.31%        N/A              21.61%              03/04/96
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                     25.08%        N/A               8.54%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Emerging Small Company                                65.07%        N/A              24.24%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Small Company Blend                                    N/A          N/A              21.33%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                          N/A          N/A              -5.57%              05/01/99
------------------------------------------------------------------------------------------------------------------------
All Cap Growth(C)                                     36.63%        N/A              21.78%              03/04/96
------------------------------------------------------------------------------------------------------------------------
Overseas                                              32.63%        N/A              10.86%              01/09/95
------------------------------------------------------------------------------------------------------------------------
International Stock                                   21.86%        N/A              12.29%              01/01/97
------------------------------------------------------------------------------------------------------------------------
International Value                                    N/A          N/A              -2.74%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                         19.92%      21.63%             12.40%(B)           06/18/85
------------------------------------------------------------------------------------------------------------------------
Small Company Value                                    0.66%        N/A              -4.19%              10/01/97
------------------------------------------------------------------------------------------------------------------------
Global Equity                                         -3.36%       9.67%              7.19%(B)           03/18/88
------------------------------------------------------------------------------------------------------------------------
Growth                                                29.25%        N/A              25.61%              07/15/96
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                      17.49%      18.08%             11.19%(B)           08/03/89
------------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                                14.55%      23.27%             14.32%(B)           04/30/87
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                      11.72%      23.64%             14.18%              12/11/92
------------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                            -14.17%       5.61%              9.07%(B)           04/30/87
------------------------------------------------------------------------------------------------------------------------
Value                                                 -9.34%        N/A               2.20%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Growth & Income                                       11.17%      24.17%             16.79%              04/23/91
------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                   N/A          N/A              -3.78%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Equity-Income                                         -3.60%      15.12%             12.49%              02/19/93
------------------------------------------------------------------------------------------------------------------------
Income & Value                                         1.29%      12.35%              8.31%(B)           08/03/89
------------------------------------------------------------------------------------------------------------------------
Balanced                                              -8.29%        N/A               7.02%              01/01/97
------------------------------------------------------------------------------------------------------------------------
High Yield                                             0.66%        N/A               4.71%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Strategic Bond                                        -4.69%       7.90%              5.63%              02/19/93
------------------------------------------------------------------------------------------------------------------------
Global Bond                                          -12.94%       6.02%              6.52%(B)           03/18/88
------------------------------------------------------------------------------------------------------------------------

                                                                             SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER     INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR       5 YEAR           SHORTER              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Total Return                                           N/A          N/A             -7.28%               05/01/99
------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                               -8.41%       5.97%             4.68%(B)            06/18/85
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                      -6.09%       7.88%             5.96%(B)            08/03/89
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                            -6.96%       5.28%             5.34%(B)            03/18/88
------------------------------------------------------------------------------------------------------------------------
Money Market                                          -2.49%       3.60%             3.38%(B)            06/18/85
------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                              6.97%        N/A              7.09%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                   8.90%        N/A              9.20%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                                 4.81%        N/A              7.75%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                                 0.56%        N/A              7.48%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                            -2.86%        N/A              5.83%               01/07/97
------------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)   Ten year average annual return.

(C)   Formerly, the Mid Cap Growth Trust.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999

                                                                             SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER     INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR       5 YEAR           SHORTER              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)                       60.61%       3.13%              1.86%              10/04/94
------------------------------------------------------------------------------------------------------------------------
Science & Technology                                  96.73%        N/A              44.84%              01/01/97
------------------------------------------------------------------------------------------------------------------------
International Small Cap                               82.36%        N/A              22.26%              03/04/96
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                     31.13%        N/A               9.99%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Emerging Small Company                                71.12%        N/A              25.36%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Small Company Blend                                    N/A          N/A              27.38%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                          N/A          N/A              -0.13%              05/01/99
------------------------------------------------------------------------------------------------------------------------
All Cap Growth(C)                                     42.68%        N/A              22.42%              03/04/96
------------------------------------------------------------------------------------------------------------------------
Overseas                                              38.68%        N/A              11.31%              01/09/95
------------------------------------------------------------------------------------------------------------------------
International Stock                                   27.91%        N/A              13.64%              01/01/97
------------------------------------------------------------------------------------------------------------------------
International Value                                    N/A          N/A               2.88%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                         25.97%      21.66%             12.43%(B)           06/18/85
------------------------------------------------------------------------------------------------------------------------
Small Company Value                                    6.49%        N/A              -2.15%              10/01/97
------------------------------------------------------------------------------------------------------------------------
Global Equity                                          2.22%       9.71%              7.23%(B)           03/18/88
------------------------------------------------------------------------------------------------------------------------
Growth                                                35.30%        N/A              26.30%              07/15/96
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                      23.54%      18.12%             11.22%(B)           08/03/89
------------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                                20.60%      23.31%             14.36%(B)           04/30/87
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                      17.77%      23.67%             14.23%              12/11/92
------------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                             -9.28%       5.65%              9.10%(B)           04/30/87
------------------------------------------------------------------------------------------------------------------------
Value                                                 -4.14%        N/A               3.82%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Growth & Income                                       17.22%      24.21%             16.82%              04/23/91
------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                   N/A          N/A               1.77%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Equity-Income                                          1.96%      15.15%             12.53%              02/19/93
------------------------------------------------------------------------------------------------------------------------
Income & Value                                         7.17%      12.39%              8.35%(B)           08/03/89
------------------------------------------------------------------------------------------------------------------------
Balanced                                              -3.02%        N/A               8.50%              01/01/97
------------------------------------------------------------------------------------------------------------------------

                                                                             SINCE INCEPTION OR 10
                                                                                YEARS, WHICHEVER     INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR       5 YEAR           SHORTER              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
High Yield                                             6.50%        N/A               6.26%              01/01/97
------------------------------------------------------------------------------------------------------------------------
Strategic Bond                                         0.80%       7.94%              5.67%              02/19/93
------------------------------------------------------------------------------------------------------------------------
Global Bond                                           -7.97%       6.06%              6.56%(B)           03/18/88
------------------------------------------------------------------------------------------------------------------------
Total Return                                           N/A          N/A              -1.95%              05/01/99
------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                               -3.16%       6.02%             4.72%(B)            06/18/85
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                      -0.68%       7.92%             6.00%(B)            08/03/89
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                            -1.61%       5.32%             5.38%(B)            03/18/88
------------------------------------------------------------------------------------------------------------------------
Money Market                                          3.15%        3.64%             3.42%(B)            06/18/85
------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                             13.02%        N/A              8.58%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                  14.95%        N/A              10.64%              01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                                10.86%        N/A              9.22%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                                6.40%         N/A              8.96%               01/07/97
------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                            2.76%         N/A              7.35%               01/07/97
------------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  Ten year average annual return.

(C)  Formerly, the Mid Cap Growth Trust.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to you.

                                    SERVICES

INDEPENDENT AUDITORS

         The financial statements of the Company at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

         Computer Science Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

-   daily updates on:

    -   accumulation unit values,

    -   variable annuity participants and transactions, and

    -   agent production and commissions;

-   semimonthly commission statements;

-   monthly summaries of agent production and daily transaction reports;

-   semiannual statements for contract owners; and

-   annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company that is controlled by Manulife North America. MSS serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $15,407,826, $12,640,836 and $3,222,530, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

         STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                 TAX RATE
STATE                                     QUALIFIED     NON-QUALIFIED
                                          CONTRACTS       CONTRACTS
-----------------------------------------------------------------------------
CALIFORNIA                                   .50%           2.35%
MAINE                                        .00            2.00%
NEVADA                                       .00            3.50%
PUERTO RICO                                 1.00%           1.00%
SOUTH DAKOTA*                                .00            1.25%
WEST VIRGINIA                               1.00%           1.00%
WYOMING                                      .00            1.00%

* Premium tax paid upon receipt (no tax at annuitization if tax paid on premium at issue)

                              FINANCIAL STATEMENTS

                                       AUDITED FINANCIAL STATEMENTS

                                       THE MANUFACTURERS LIFE
                                       INSURANCE COMPANY OF NEW YORK
                                       SEPARATE ACCOUNT A


                                       Years ended December 31, 1999 and 1998

                   The Manufacturers Life Insurance Company of
                           New York Separate Account A


                          Audited Financial Statements


                     Years ended December 31, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...............................2
Statements of Operations and Changes in Contract Owners' Equity...............3
Notes to Financial Statements................................................17

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A of The Manufacturers Life Insurance Company of New York as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 1999, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 15, 2000

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1999

ASSETS
Investments at market value:
   Sub-Accounts:
     Mid Cap Blend Portfolio--4,947,626 shares (cost $97,627,315)                                 $    108,353,013
     Investment Quality Bond Portfolio--1,082,965 shares (cost $12,963,687)                             12,562,390
     Growth and Income Portfolio--6,521,022 shares (cost $153,035,246)                                 213,041,790
     Blue Chip Growth Portfolio--5,002,782 shares (cost $80,896,155)                                   108,260,194
     Money Market Portfolio--3,318,125 shares (cost $33,181,248)                                        33,181,248
     Global Equity Portfolio--2,856,127 shares (cost $51,589,889)                                       53,666,635
     Global Government Bond Portfolio--584,322 shares (cost $7,713,633)                                  6,778,137
     U.S. Government Securities Portfolio--1,223,229 shares (cost $16,524,102)                          16,195,546
     Diversified Bond Portfolio--726,845 shares (cost $8,177,112)                                        7,864,460
     Income & Value Portfolio--2,245,899 shares (cost $27,342,302)                                      28,994,557
     Large Cap Growth Portfolio--1,338,293 shares (cost $18,657,579)                                    23,058,789
     Equity-Income Portfolio--5,263,837 shares (cost $80,265,769)                                       89,748,425
     Strategic Bond Portfolio--2,541,638 shares (cost $29,671,146)                                      28,313,850
     Overseas Portfolio--1,654,149 shares (cost $19,942,627)                                            26,334,055
     Growth  Portfolio--1,150,435 shares (cost $22,976,998)                                             30,923,698
     Mid Cap Growth Portfolio--1,995,341 shares (cost $35,796,490 )                                     49,664,040
     International Small Cap Portfolio--678,797 shares (cost $11,407,734 )                              19,114,921
     Pacific Rim Emerging Markets Portfolio--426,752 shares (cost $4,080,338)                            4,643,064
     Science & Technology Portfolio--2,053,786 shares (cost $47,888,938)                                74,285,457
     Emerging Small Company Portfolio--260,978 shares (cost $6,770,971)                                 10,632,248
     Aggressive Growth Portfolio--419,561 shares (cost $5,478,710)                                       7,275,183
     International Stock Portfolio--324,604 shares (cost $4,385,519)                                     5,008,635
     Quantitative Equity Portfolio--427,846 shares (cost $10,470,268)                                   12,048,153
     Value Trust Portfolio--572,956 shares (cost $8,529,765)                                             7,580,205
     Real Estate Securities Portfolio--201,187 shares (cost $3,152,467)                                  2,593,305
     Balanced Portfolio--319,022 shares (cost $5,894,185)                                                5,684,978
     High Yield Portfolio--704,067 shares (cost $9,490,655)                                              9,040,226
     Lifestyle Aggressive 1000 Portfolio--361,868 shares (cost $4,692,198)                               5,261,554
     Lifestyle Growth 820 Portfolio--1,859,200 shares (cost $25,521,580)                                28,222,650
     Lifestyle Balanced 640 Portfolio--2,098,179 shares (cost $28,109,005)                              29,878,071
     Lifestyle Moderate 460 Portfolio--881,149 shares (cost $11,920,005)                                12,450,642
     Lifestyle Conservative 280 Portfolio--510,775 shares (cost $6,690,679)                              6,716,694
     Small Company Value Portfolio--276,888 shares (cost $3,020,209)                                     3,397,422
     Total Return Portfolio--239,638 shares (cost $2,963,766)                                            2,964,326
     US Large Cap Value Portfolio--437,166 shares (cost $5,387,947)                                      5,613,215
     Mid Cap Stock Portfolio--122,010 shares (cost $1,488,694)                                           1,537,326
     Small Company Blend Portfolio--95,514 shares (cost $1,274,641)                                      1,505,299
     International Value Portfolio--59,753 shares (cost $724,310)                                          775,593
                                                                                                  ----------------

Total assets                                                                                      $  1,093,169,994
                                                                                                  ================
CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                        $  1,093,144,215
Annuity reserve                                                                                             25,779
                                                                                                  ----------------

Total contract owners' equity                                                                     $  1,093,169,994
                                                                                                  ================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                                SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                               MID CAP BLEND (1)          INVESTMENT QUALITY BOND         GROWTH AND INCOME
                                        --------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                              1999           1998           1999           1998            1999            1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                             $  10,389,331   $ 15,130,703   $    620,390   $    561,373   $   5,766,968   $   6,612,962

Expenses:
   Mortality and expense risk
     and administrative charges              1,295,413      1,145,526        171,871        140,373       2,508,334       1,602,622
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 9,093,918     13,985,177        448,519        421,000       3,258,634       5,010,340

Net realized gain (loss)                     2,664,968      1,007,114           (415)       195,010       7,079,116       3,398,048

Unrealized appreciation
   (depreciation) during the
   period                                   10,320,182     (9,138,827)      (850,952)        47,652      17,861,968      17,104,121
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                               22,079,068      5,853,464       (402,848)       663,662      28,199,718      25,512,509
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                       7,513,089      9,156,693      2,158,703      2,092,516      31,201,877      23,975,140

     Transfers between
       sub-accounts and the
       Company                              (1,497,184)    (1,769,886)       426,766        895,525      21,481,374       8,666,092

     Withdrawals                            (6,364,759)    (3,542,523)      (708,280)      (623,663)    (10,507,981)     (5,289,954)

     Annual contract fee                       (44,780)       (43,305)        (4,558)        (3,771)        (76,507)        (53,050)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     (393,634)     3,800,979      1,872,631      2,360,607      42,098,763      27,298,228
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  21,685,434      9,654,443      1,469,783      3,024,269      70,298,481      52,810,737

Contract owners' equity at
   beginning of period                      86,667,579     77,013,136     11,092,607      8,068,338     142,743,309      89,932,572
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                             $ 108,353,013   $ 86,667,579   $ 12,562,390   $ 11,092,607   $ 213,041,790   $ 142,743,309
                                        ============================================================================================



(1) Effective May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                   BLUE CHIP GROWTH               MONEY MARKET                GLOBAL EQUITY
                                          ------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                 1999          1998            1999           1998          1999           1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                               $   3,547,690   $    925,258   $  1,437,718   $  1,217,864   $  5,535,859   $  3,435,281

Expenses:
   Mortality and expense risk
     and administrative charges                1,230,470        734,935        447,148        345,389        747,136        701,828
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                   2,317,220        190,323        990,570        872,475      4,788,723      2,733,453
Net realized gain (loss)                       3,564,898      1,888,866        228,810         (4,278)     1,751,074        976,295
Unrealized appreciation
   (depreciation) during the
   period                                      9,378,290     10,851,936              0              0     (5,540,721)     1,055,569
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                 15,260,408     12,931,125      1,219,380        868,197        999,076      4,765,317
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        16,560,189     13,085,482     17,450,076     23,529,594      3,521,176      4,558,097
     Transfers between
       sub-accounts and the
       Company                                13,287,349      4,838,123     (7,095,942)   (21,232,778)      (952,941)       311,099

     Withdrawals                              (5,966,875)    (2,000,593)    (5,572,666)    (2,647,622)    (3,044,050)    (1,957,660)

     Annual contract fee                         (38,009)       (24,824)        (9,758)        (6,939)       (26,061)       (26,281)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     23,842,654     15,898,188      4,771,710       (357,745)      (501,876)     2,885,255
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    39,103,062     28,829,313      5,991,090        510,452        497,200      7,650,572

Contract owners' equity at
   beginning of period                        69,157,132     40,327,819     27,190,158     26,679,706     53,169,435     45,518,863
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                               $ 108,260,194   $ 69,157,132   $ 33,181,248   $ 27,190,158   $ 53,666,635   $ 53,169,435
                                          ==========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                                                  U.S. GOVERNMENT
                                                      GLOBAL BOND (2)               SECURITIES              DIVERSIFIED BOND (3)
                                               -------------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                     1999         1998           1999           1998         1999         1998
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $   745,529   $   828,155   $    713,252   $    767,695   $   748,053   $   683,398
Expenses:
   Mortality and expense risk
     and administrative charges                     104,884       121,247        244,931        232,775       109,861       102,810
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        640,645       706,908        468,321        534,920       638,192       580,588
Net realized gain (loss)                           (290,060)      131,303        314,867        188,892        (8,884)      122,379
Unrealized appreciation
   (depreciation) during the
   period                                        (1,003,444)     (331,938)    (1,087,081)       236,061      (680,769)      (56,020)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                      (652,859)      506,273       (303,893)       959,873       (51,461)      646,947
                                               -------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                              250,749       419,396      1,774,042      3,629,590       848,171       582,731
     Transfers between
       sub-accounts and the
       Company                                   (1,058,750)     (301,107)    (1,352,111)       372,771      (329,796)      599,459

     Withdrawals                                   (534,603)     (507,258)    (2,329,987)    (1,002,775)     (569,360)     (609,672)

     Annual contract fee                             (3,573)       (4,248)        (7,152)        (6,895)       (4,612)       (4,571)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        (1,346,177)     (393,217)    (1,915,208)     2,992,691       (55,597)      567,947
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                       (1,999,036)      113,056     (2,219,101)     3,952,564      (107,058)    1,214,894

Contract owners' equity at
   beginning of period                            8,777,173     8,664,117     18,414,647     14,462,083     7,971,518     6,756,624
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                    $ 6,778,137   $ 8,777,173   $ 16,195,546   $ 18,414,647   $ 7,864,460   $ 7,971,518
                                               =====================================================================================


(2) Effective May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.
(3) Effective May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                 SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                  INCOME & VALUE (4)         LARGE CAP GROWTH (5)            EQUITY INCOME
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                                $  3,262,684   $  2,721,906   $  1,462,144   $  1,432,979   $  6,639,089   $  4,886,452
Expenses:
   Mortality and expense risk
     and administrative charges                  405,381        354,371        229,404        177,019      1,312,004      1,183,871
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                   2,857,303      2,367,535      1,232,740      1,255,960      5,327,085      3,702,581
Net realized gain (loss)                         676,183        240,650        673,975        325,333      4,670,683      2,699,560
Unrealized appreciation
   (depreciation) during the
   period                                     (1,562,002)       610,351      2,166,775        406,423     (8,374,904)      (213,380)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                  1,971,484      3,218,536      4,073,490      1,987,716      1,622,864      6,188,761
                                           -----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         1,889,519      1,976,675      4,110,011      1,088,836      7,333,688     10,272,190
     Transfers between
       sub-accounts and the
       Company                                    34,607       (493,969)     2,401,258       (682,669)    (4,353,163)       340,674

     Withdrawals                              (1,861,079)    (1,870,614)    (1,207,853)      (626,377)    (5,447,799)    (3,814,029)

     Annual contract fee                         (14,197)       (13,415)        (8,674)        (8,315)       (43,667)       (42,132)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         48,850       (401,323)     5,294,742       (228,525)    (2,510,941)     6,756,703
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                     2,020,334      2,817,213      9,368,232      1,759,191       (888,077)    12,945,464

Contract owners' equity at
   beginning of period                        26,974,223     24,157,010     13,690,557     11,931,366     90,636,502     77,691,038
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,994,557   $ 26,974,223   $ 23,058,789   $ 13,690,557   $ 89,748,425   $ 90,636,502
                                           =========================================================================================


(4) Effective May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.
(5) Effective May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote by the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                  STRATEGIC BOND                OVERSEAS (6)                    GROWTH
                                          ------------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                 1999           1998         1999            1998           1999          1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                                $  2,445,021   $  2,295,167   $          0   $    918,754   $    859,187   $    378,033
Expenses:
   Mortality and expense risk
     and administrative charges                  452,630        486,219        276,831        252,751        302,573        146,819
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                   1,992,391      1,808,948       (276,831)       666,003        556,614        231,214
Net realized gain (loss)                        (499,170)       859,950        962,029        268,040        958,174        239,398
Unrealized appreciation
   (depreciation) during the
   period                                     (1,291,606)    (2,696,973)     6,480,126         (5,437)     5,558,422      1,647,389
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                               201,615        (28,075)     7,165,324        928,606      7,073,210      2,118,001
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         2,144,510      7,609,581      1,651,406      2,337,324      4,273,287      3,141,393
     Transfers between
       sub-accounts and the
       Company                                (7,528,077)    (2,900,935)      (150,069)       (19,511)     6,007,737      2,270,326

     Withdrawals                              (2,468,375)    (1,483,625)      (975,966)      (804,738)      (832,997)      (347,582)

     Annual contract fee                         (13,785)       (14,237)       (10,326)       (10,494)        (8,549)        (4,261)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     (7,865,727)     3,210,784        515,045      1,502,581      9,439,478      5,059,876
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    (7,664,112)     3,182,709      7,680,369      2,431,187     16,512,688      7,177,877

Contract owners' equity at
   beginning of period                        35,977,962     32,795,253     18,653,686     16,222,499     14,411,010      7,233,133
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,313,850   $ 35,977,962   $ 26,334,055   $ 18,653,686   $ 30,923,698   $ 14,411,010
                                          ==========================================================================================


(6) Effective May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                                                 INTERNATIONAL                 PACIFIC RIM
                                               MID CAP GROWTH (7)                  SMALL CAP                 EMERGING MARKETS
                                        --------------------------------------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                               1999           1998             1999           1998          1999            1998
                                        --------------------------------------------------------------------------------------------
   Dividends                              $  4,187,706    $          0    $     32,036    $    23,697    $    74,711    $         0
Expenses:
   Mortality and expense risk
     and administrative charges                480,620         306,388         149,181        113,927         31,884          9,975
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 3,707,086        (306,388)       (117,145)       (90,230)        42,827         (9,975)
Net realized gain (loss)                     2,717,113       1,378,269       1,061,007        409,189        662,173       (154,105)
Unrealized appreciation
   (depreciation) during the
   period                                    7,390,190       4,593,528       7,367,156        309,360        529,833        141,071
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                          13,814,389       5,665,409       8,311,018        628,319      1,234,833        (23,009)
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                       4,908,698       4,789,484       1,113,321        925,104        672,325        503,933
     Transfers between
       sub-accounts and the
       Company                               2,912,295       2,289,436       1,522,620        845,594      1,801,255        183,911

     Withdrawals                            (1,868,445)     (1,018,210)       (784,705)      (283,422)      (121,725)       (28,153)

     Annual contract fee                       (15,956)        (11,426)         (4,455)        (4,127)          (864)          (298)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                    5,936,592       6,049,284       1,846,781      1,483,149      2,350,991        659,393
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  19,750,981      11,714,693      10,157,799      2,111,468      3,585,824        636,384

Contract owners' equity at
   beginning of period                      29,913,059      18,198,366       8,957,122      6,845,654      1,057,240        420,856
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                              $ 49,664,040    $ 29,913,059    $ 19,114,921    $ 8,957,122    $ 4,643,064    $ 1,057,240
                                        ============================================================================================

(7) Effective May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                            SCIENCE & TECHNOLOGY            EMERGING SMALL COMPANY         AGGRESSIVE GROWTH (8)
                                        --------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                              1999           1998             1999           1998           1999           1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $  5,160,554    $          0    $     71,618    $    50,122    $         0    $         0

Expenses:
   Mortality and expense risk
     and administrative charges                509,712         140,540          78,549         53,801         62,126         39,530
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                 4,650,842        (140,540)         (6,931)        (3,679)       (62,126)       (39,530)
Net realized gain (loss)                     2,500,553         245,552         228,415         98,646        189,779          7,185
Unrealized appreciation
   (depreciation) during the
   period                                   22,272,538       4,315,307       3,741,254       (127,344)     1,499,667        220,471
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                               29,423,933       4,420,319       3,962,738        (32,377)     1,627,320        188,126
                                        --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                        11,642,300       5,039,793       1,003,045      1,628,997      2,029,654        800,978
   Transfers between
     sub-accounts and the                   16,787,391       3,207,637       1,006,706        557,075       (169,156)       863,113
     Company

   Withdrawals                              (1,536,409)       (319,985)       (318,158)      (191,761)      (260,523)      (119,872)

   Annual contract fee                         (13,841)         (4,020)         (2,389)        (1,724)        (1,708)        (1,646)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                   26,879,441       7,923,425       1,689,204      1,992,587      1,598,267      1,542,573
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                  56,303,374      12,343,744       5,651,942      1,960,210      3,225,587      1,730,699
                                        --------------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                      17,982,083       5,638,339       4,980,306      3,020,096      4,049,596      2,318,897
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                              $ 74,285,457    $ 17,982,083    $ 10,632,248    $ 4,980,306    $ 7,275,183    $ 4,049,596
                                        ============================================================================================

(8) Effective May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                          ------------------------------------------------------------------------------------------
                                                                                                             QUANTITATIVE
                                                INTERNATIONAL STOCK           WORLDWIDE GROWTH (9)              EQUITY
                                          ------------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                          ------------------------------------------------------------------------------------------
Income:
   Dividends                                $   413,960    $    43,775    $    21,603    $    13,045    $    598,619    $   297,413
Expenses:
   Mortality and expense risk
     and administrative charges                  49,175         31,689         11,932         29,659         115,609         43,301
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                    364,785         12,086          9,671        (16,614)        483,010        254,112
Net realized gain (loss)                        150,393         27,952        200,267         36,499         148,201         25,491
Unrealized appreciation
   (depreciation) during the
   period                                       521,153        219,452        (78,542)        88,489       1,046,733        456,874
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                 1,036,331        259,490        131,396        108,374       1,677,944        736,477
                                          ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        1,130,989        640,937        109,985        869,846       2,506,769      1,492,800
     Transfers between
       sub-accounts and
         the Company                             50,156        457,349     (2,744,881)       115,421       3,341,246        932,023

     Withdrawals                               (128,809)      (102,003)       (66,997)      (110,403)       (331,637)       (83,791)

     Annual contract fee                         (1,450)        (1,001)          (312)          (914)         (3,305)        (1,211)
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                     1,050,886        995,282     (2,702,205)       873,950       5,513,073      2,339,821
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    2,087,217      1,254,772     (2,570,809)       982,324       7,191,017      3,076,298
                                          ------------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                        2,921,418      1,666,646      2,570,809      1,588,485       4,857,136      1,780,838
                                          ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 5,008,635    $ 2,921,418    $         0    $ 2,570,809    $ 12,048,153    $ 4,857,136
                                          ==========================================================================================

(9) Effective April 30, 1999, the Worldwide Growth Sub-Account was merged with Global Equity through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                            ----------------------------------------------------------------------------------------
                                                                                 REAL ESTATE
                                                     VALUE TRUST                  SECURITIES                     BALANCED
                                            ----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                  1999          1998           1999           1998           1999         1998
                                            ----------------------------------------------------------------------------------------
Income:
   Dividends                                 $   240,043    $   268,076    $   138,667    $   340,740    $   358,736    $   274,564
Expenses:
   Mortality and expense risk
     and administrative charges                  120,281         94,438         38,771         40,096         77,257         36,138
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)                     119,762        173,638         99,896        300,644        281,479        238,426
Net realized gain (loss)                        (198,442)        81,939       (398,793)      (115,048)      (159,412)         9,117
Unrealized appreciation
   (depreciation) during the
   period                                       (389,978)      (595,649)        32,162       (775,195)      (277,411)        35,848
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   (468,658)      (340,072)      (266,735)      (589,599)      (155,344)       283,391
                                            ----------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                           1,739,644      3,119,814        206,235        940,108      1,900,015      1,602,611
   Transfers between
     sub-accounts and the Company             (1,426,196)     1,619,109       (277,145)       636,804       (257,437)     1,705,099
                                            ----------------------------------------------------------------------------------------

   Withdrawals                                  (390,633)      (220,984)      (162,041)      (166,110)      (195,543)       (47,399)

   Annual contract fee                            (3,519)        (2,510)        (1,133)          (982)        (2,120)          (725)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        (80,704)     4,515,429       (234,084)     1,409,820      1,444,915      3,259,586
                                            ----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                      (549,362)     4,175,357       (500,819)       820,221      1,289,571      3,542,977
                                            ----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                         8,129,567      3,954,210      3,094,124      2,273,903      4,395,407        852,430
                                            ----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                 $ 7,580,205    $ 8,129,567    $ 2,593,305    $ 3,094,124    $ 5,684,978    $ 4,395,407
                                            ========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                            ----------------------------------------------------------------------------------------
                                                                                     CAPITAL                    LIFESTYLE
                                                     HIGH YIELD                  GROWTH BOND (10)            AGGRESSIVE 1000
                                            ----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                 1999           1998           1999          1998          1999            1998
                                            ----------------------------------------------------------------------------------------
Income:
   Dividends                                $   719,247     $   543,274     $  61,318     $  28,804     $   333,300     $   305,318
Expenses:
   Mortality and expense risk
     and administrative charges                 125,457          86,517         3,982         9,656          81,854          83,756
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)                    593,790         456,757        57,336        19,148         251,446
                                                                                                                            221,562
Net realized gain (loss)                        (32,854)        115,549       (43,935)        7,917        (107,893)         73,870
Unrealized appreciation
   (depreciation) during the
   period                                       (10,174)       (500,323)      (26,461)       16,427         431,193         (15,084)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   550,762          71,983       (13,060)       43,492         574,746         280,348
                                            ----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                        1,694,142       3,600,414        69,827       598,774         757,414       3,077,092
     Transfers between
       sub-accounts and
        the Company                             (85,354)        256,649      (835,008)     (198,882)     (3,149,323)       (268,897)

     Withdrawals                               (606,766)       (348,311)      (17,220)      (62,706)       (611,389)       (290,307)

     Annual contract fee                         (3,312)         (1,447)          (90)         (166)         (5,533)         (5,347)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                       998,710       3,507,305      (782,491)      337,020      (3,008,831)      2,512,541
                                            ----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    1,549,472       3,579,288      (795,551)      380,512      (2,434,085)      2,792,889
                                            ----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                        7,490,754       3,911,466       795,551       415,039       7,695,639       4,902,750
                                            ----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 9,040,226     $ 7,490,754     $       0     $ 795,551     $ 5,261,554     $ 7,695,639
                                            ========================================================================================

(10) Effective April 30, 1999, the Capital Growth Bond Sub-Account was merged with Investment Quality Bond through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                     LIFESTYLE                    LIFESTYLE                      LIFESTYLE
                                                     GROWTH 820                  BALANCED 640                   MODERATE 460
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                 1999          1998           1999           1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                                $  1,747,760   $  1,767,734   $  1,960,473   $  1,583,990   $    742,188   $    496,729
Expenses:
   Mortality and expense risk
     and administrative charges                  421,007        431,445        432,727        390,197        176,230        142,347
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                   1,326,753      1,336,289      1,527,746      1,193,793        565,958        354,382
Net realized gain (loss)                         214,773        357,181         32,385        293,921        303,640         80,885
Unrealized appreciation
   (depreciation) during the
   period                                      2,274,894       (312,708)     1,421,732       (390,020)       (63,578)       357,260
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                  3,816,420      1,380,762      2,981,863      1,097,694        806,020        792,527
                                           -----------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                         5,160,258     15,208,587      4,809,735     13,654,532      1,635,149      5,735,053

     Transfers between
       sub-accounts and
       the Company                           (16,542,580)      (657,869)   (11,079,098)       561,143     (2,362,700)       414,134

     Withdrawals                              (1,764,649)    (1,326,866)    (1,518,789)    (1,185,813)      (723,129)      (349,708)

     Annual contract fee                         (17,845)       (15,608)       (14,744)       (11,425)        (5,949)        (3,558)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                    (13,164,816)    13,208,244     (7,802,896)    13,018,437     (1,456,629)     5,795,921
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                    (9,348,396)    14,589,006     (4,821,033)    14,116,131       (650,609)     6,588,448
                                           -----------------------------------------------------------------------------------------
Contract owners' equity at
   beginning
   of period                                  37,571,046     22,982,040     34,699,104     20,582,973     13,101,251      6,512,803
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                $ 28,222,650   $ 37,571,046   $ 29,878,071   $ 34,699,104   $ 12,450,642   $ 13,101,251
                                           =========================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                             SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                          LIFESTYLE                             SMALL                TOTAL RETURN
                                                       CONSERVATIVE 280                    COMPANY VALUE                  (11)
                                               -------------------------------------------------------------------------------------
                                                                                                                      YEAR ENDED
                                                    YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                     1999            1998               1999             1998            1999
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $   439,339       $   162,598       $     2,112       $       512       $         0
Expenses:
   Mortality and expense risk
     and administrative charges                      90,231            51,871            42,581            22,160            14,483
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        349,108           110,727           (40,469)          (21,648)          (14,483)
Net realized gain (loss)                             41,012            36,948          (212,962)          (79,550)             (499)
Unrealized appreciation
   (depreciation) during the
   period                                          (221,715)          179,655           475,746           (98,533)              560
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                                       168,405           327,330           222,315          (199,731)          (14,422)
                                               -------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                            1,343,171         3,398,468         1,017,273         2,148,651         1,666,355
     Transfers between
       sub-accounts and
       the Company                                  198,222            82,618          (575,184)          991,569         1,381,559

     Withdrawals                                   (468,557)         (141,941)         (143,639)          (62,404)          (69,003)

     Annual contract fee                             (2,724)           (1,284)           (1,172)             (256)             (163)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         1,070,112         3,337,861           297,278         3,077,560         2,978,748
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity                        1,238,517         3,665,191           519,593         2,877,829         2,964,326
                                               -------------------------------------------------------------------------------------
Contract owners' equity at
   beginning of period                            5,478,177         1,812,986         2,877,829                 0                 0
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                                    $ 6,716,694       $ 5,478,177       $ 3,397,422       $ 2,877,829       $ 2,964,326
                                               =====================================================================================


(11) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                         SUB-ACCOUNT
                                                                   --------------------------------------------------------
                                                                                                                  SMALL
                                                                     US LARGE CAP      MID CAP STOCK         COMPANY BLEND
                                                                      VALUE (11)            (11)                  (11)
                                                                   --------------------------------------------------------
                                                                      YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                                      DECEMBER 31,       DECEMBER 31,          DECEMBER 31,
                                                                         1999               1999                  1999
                                                                   --------------------------------------------------------
Income:
   Dividends                                                        $         0          $         0          $    28,511
Expenses:
   Mortality and expense risk and administrative charges                 35,870                6,892                6,891
                                                                   --------------------------------------------------------
Net investment income (loss)                                            (35,870)              (6,892)              21,620
Net realized gain (loss)                                                (10,636)              (8,908)               4,928
Unrealized appreciation (depreciation) during the period                225,268               48,632              230,658
                                                                   --------------------------------------------------------
Net increase (decrease) in contract owners' equity from
   operations                                                           178,762               32,832              257,206
                                                                   --------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                                3,136,423            1,009,841              562,946
     Transfers between sub-accounts and the Company                   2,339,105              504,374              689,623

     Withdrawals                                                        (40,659)              (9,675)              (4,390)

     Annual contract fee                                                   (416)                 (46)                 (86)
                                                                   --------------------------------------------------------
Net increase (decrease) in contract owners' equity from               5,434,453            1,504,494            1,248,093
   principal transactions
                                                                   --------------------------------------------------------

Total increase (decrease) in contract owners' equity                  5,613,215            1,537,326            1,505,299
                                                                   --------------------------------------------------------

Contract owners' equity at beginning
   of period                                                                  0                    0                    0
                                                                   --------------------------------------------------------

Contract owners' equity at end of period                            $ 5,613,215          $ 1,537,326          $ 1,505,299
                                                                   ========================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                        SUB-ACCOUNT
                                                                 -----------------------------------------------------------
                                                                 INTERNATIONAL
                                                                    VALUE (11)                        TOTAL
                                                                 -----------------------------------------------------------
                                                                  YEAR ENDED
                                                                  DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                                     1999                   1999                   1998
                                                                 -----------------------------------------------------------
Income:
   Dividends                                                      $       0          $    61,505,416          $  48,996,371
Expenses:
   Mortality and expense risk and administrative
     charges                                                          3,106               13,005,279              9,885,986
                                                                 -----------------------------------------------------------
Net investment income (loss)                                         (3,106)              48,500,137             39,110,385
Net realized gain (loss)                                             (1,570)              30,024,983             15,473,967

Unrealized appreciation (depreciation) during the
   period                                                            51,283               79,867,077             27,635,813
                                                                 -----------------------------------------------------------

Net increase (decrease) in contract owners' equity
   from operations                                                   46,607              158,392,197             82,220,165
                                                                 -----------------------------------------------------------

Changes from principal transactions:
     Purchase payments                                              542,253              155,048,260            177,231,214

     Transfers between sub-accounts and
       the Company                                                  188,666               12,540,214              5,486,250

     Withdrawals                                                     (1,909)             (60,538,029)           (33,588,834)

     Annual contract fee                                                (24)                (417,364)              (336,413)
                                                                 -----------------------------------------------------------

   Net increase (decrease) in contract owners'
   equity from principal transactions                               728,986              106,633,081            148,792,217
                                                                 -----------------------------------------------------------

Total increase (decrease) in contract owners' equity                775,593              265,025,278            231,012,382
                                                                 -----------------------------------------------------------

   Contract owners' equity at beginning
   of period                                                              0              828,144,716            597,132,334
                                                                 -----------------------------------------------------------

   Contract owners' equity at end of period                       $ 775,593          $ 1,093,169,994          $ 828,144,716
                                                                 ===========================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 1999


1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-eight sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes four contracts, distinguished principally by the level of expenses and surrender charges. These four contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity (VEN24) and Vision Variable Annuity 24 (VIS24).

The Company is a wholly-owned subsidiary of the Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is 78.4% owned by The Manufacturers Life Insurance Company (USA), (ManUSA) and 21.6% by MRL Holding LLC, (MRL). ManUSA and MRL are indirectly wholly-owned subsidiaries of the Manufacturers Life Insurance Company (MLI), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 3, 1999, 5 new sub-accounts, Small Company Blend, Total Return, US Large Cap Value, International Value and Mid Cap Stock commenced operations.

On April 30, 1999, 2 sub-accounts, Capital Growth Bond and Worldwide Growth, ceased operations and were merged with Investment Quality Bond and Global Equity sub-accounts, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.


In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review, periodically, the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is owned 90% by MNA and 10% by the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1999:


                                                                                  PURCHASES              SALES
                                                                                ----------------------------------
Mid Cap Blend Portfolio                                                          $ 20,671,139        $ 11,970,855
Investment Quality Bond Portfolio                                                   5,032,082           2,710,932
Growth and Income Portfolio                                                        58,308,505          12,951,108
Blue Chip Growth Portfolio                                                         33,548,196           7,388,322
Money Market Portfolio                                                             60,191,756          54,429,476
Global Equity Portfolio                                                            17,049,507          12,762,660
Global Bond Portfolio                                                               2,517,398           3,222,930
U.S. Government Securities Portfolio                                                6,801,373           8,248,260
Diversified Bond Portfolio                                                          2,172,891           1,590,296
Income & Value Portfolio                                                            8,042,078           5,135,925
Large Cap Growth Portfolio                                                          8,922,195           2,394,713
Equity-Income Portfolio                                                            16,695,502          13,879,358
Strategic Bond Portfolio                                                            8,544,941          14,418,277
Overseas Portfolio                                                                  7,982,013           7,743,799
Growth Portfolio                                                                   12,634,654           2,638,562
Mid Cap Growth Portfolio                                                           19,338,519           9,694,841
International Small Cap Portfolio                                                   6,859,071           5,129,435
Pacific Rim Emerging Markets Portfolio                                              6,307,682           3,913,864
Science & Technology Portfolio                                                     37,489,234           5,958,951
Emerging Small Company Portfolio                                                    4,595,667           2,913,394
Aggressive Growth Portfolio                                                         3,573,165           2,037,024
International Stock Portfolio                                                       2,986,991           1,571,320
Worldwide Growth Portfolio                                                            346,731           3,039,265
Quantitative Equity Portfolio                                                       7,140,781           1,144,698
Value Trust Portfolio                                                               3,605,093           3,566,035
Real Estate Securities Portfolio                                                      917,464           1,051,652
Balanced Portfolio                                                                  3,592,560           1,866,166
High Yield Portfolio                                                                4,755,486           3,162,986
Capital Growth Bond Portfolio                                                         461,347           1,186,502
Lifestyle Aggressive 1000 Portfolio                                                 1,100,883           3,858,268
Lifestyle Growth 820 Portfolio                                                      6,972,543          18,810,606
Lifestyle Balanced 640 Portfolio                                                    7,319,732          13,594,882
Lifestyle Moderate 460 Portfolio                                                    2,254,401           3,145,072
Lifestyle Conservative 280 Portfolio                                                2,683,999           1,264,779
Small Company Value Portfolio                                                       1,874,955           1,618,146
International Value Portfolio                                                         997,738             271,858
US Large Cap Value Portfolio                                                        6,921,639           1,523,056
Small Company Blend Portfolio                                                       1,443,493             173,780
Mid Cap Stock Portfolio                                                             1,718,222             220,620
Total Return Portfolio                                                              3,256,870             292,605
                                                                                ----------------------------------

Total                                                                            $407,628,496        $252,495,278
                                                                                ==================================

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 1998, and the accumulation units and dollar values outstanding at December 31, 1999 are as follows:

                                                       1998                             1999
                                                 ---------------- --------------------------------------------------
                                                       UNIT             UNIT
                                                      VALUE             VALUE           UNITS            DOLLARS
                                                 ---------------- --------------------------------------------------
Mid Cap Blend Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $31.289551        $39.416089       2,727,092       $107,491,312
   Vis 24 Contracts                                  22.973151         28.867552          29,850            861,701
                                                                                 -----------------------------------
                                                                                       2,756,942        108,353,013

Investment Quality Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                19.660365         19.039807         637,165         12,131,499
   Vis 24 Contracts                                                    12.847911          33,538            430,891
                                                                                 -----------------------------------
                                                                                         670,703         12,562,390

Growth and Income Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                32.976967         38.655938       5,388,989        208,316,427
   Vis 24 Contracts                                  26.056725         30.467742         155,039          4,723,695
                                                                                 -----------------------------------
                                                                                       5,544,028        213,040,122

Blue-Chip Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                21.710674         25.568866       4,092,676        104,645,086
   Vis 24 Contracts                                  22.573222         26.518360         136,325          3,615,108
                                                                                 -----------------------------------
                                                                                       4,229,001        108,260,194

Money Market Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                15.794513         16.291417       1,943,423         31,661,122
   Vis 24 Contracts                                                    12.153141         125,081          1,520,126
                                                                                 -----------------------------------
                                                                                       2,068,504         33,181,248

Global Equity Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                24.098970         24.633827       2,156,416         53,120,788
   Vis 24 Contracts                                  18.706100         19.073534          28,618            545,847
                                                                                 -----------------------------------
                                                                                       2,185,034         53,666,635

Global Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                21.333144         19.632749         344,100          6,755,636
   Vis 24 Contracts                                                    13.599529           1,655             22,501
                                                                                 -----------------------------------
                                                                                         345,755          6,778,137

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                       1998                              1999
                                                 -------------------------------------------------------------------
                                                       UNIT             UNIT
                                                      VALUE             VALUE            UNITS           DOLLARS
                                                 -------------------------------------------------------------------
U.S. Government Securities Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $17.535478        $18.286918         867,698        $15,867,531
   Vis 24 Contracts                                                    12.757839          25,711            328,015
                                                                                 -----------------------------------
                                                                                         893,409         16,195,546

Diversified Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                18.125951         18.002047         415,279          7,475,869
   Vis 24 Contracts                                                    14.527388          26,749            388,591
                                                                                 -----------------------------------
                                                                                         442,028          7,864,460

Income &  Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                20.742457         22.230152       1,292,508         28,732,650
   Vis 24 Contracts                                                    17.986686          14,561            261,907
                                                                                 -----------------------------------
                                                                                       1,307,069         28,994,557

Large Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                23.040505         28.465074         758,666         21,595,494
   Vis 24 Contracts                                                    23.393391          62,552          1,463,295
                                                                                 -----------------------------------
                                                                                         821,218         23,058,789

Equity-Income Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                22.054902         22.487758       3,940,443         88,611,725
   Vis 24 Contracts                                  20.794388         21.149570          53,746          1,136,700
                                                                                 -----------------------------------
                                                                                       3,994,189         89,748,425

Strategic Bond Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.486687         14.602672       1,925,359         28,115,388
   Vis 24 Contracts                                  14.243718         14.321908          13,538            193,891
                                                                                 -----------------------------------
                                                                                       1,938,897         28,309,279

Overseas Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                12.290162         17.044524       1,518,672         25,885,043
   Vis 24 Contracts                                                    16.833813          26,271            442,237
                                                                                 -----------------------------------
                                                                                       1,544,943         26,327,280

Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                20.739989         28.060585       1,067,369         29,951,005
   Vis 24 Contracts                                                    27.818889          34,965            972,693
                                                                                 -----------------------------------
                                                                                       1,102,334         30,923,698

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)


                                                         1998                            1999
                                                 -------------------------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                 -------------------------------------------------------------------
Mid-Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts               $19.002856        $27.113084       1,791,495        $48,572,951
   Vis 24 Contracts                                                    26.855000          40,629          1,091,089
                                                                                 -----------------------------------
                                                                                       1,832,124         49,664,040

International Small-Cap Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.792077         26.974754         698,741         18,848,373
   Vis 24 Contracts                                                    26.718058           9,893            264,310
                                                                                 -----------------------------------
                                                                                         708,634         19,112,683

Pacific Rim Emerging Markets Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 7.695249         12.359297         364,288          4,502,345
   Vis 24 Contracts                                                    12.267100          11,339            139,101
                                                                                 -----------------------------------
                                                                                         375,627          4,641,446

Science & Technology Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                19.287390         37.943261       1,883,525         71,467,062
   Vis 24 Contracts                                                    37.660683          74,837          2,818,395
                                                                                 -----------------------------------
                                                                                       1,958,362         74,285,457

Emerging Small Company Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.381705         24.610648         419,655         10,327,987
   Vis 24 Contracts                                                    24.427201          12,456            304,261
                                                                                 -----------------------------------
                                                                                         432,111         10,632,248

Aggressive Growth Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                12.680777         16.628126         390,691          6,496,455
   Vis 24 Contracts                                                    16.504105          47,184            778,728
                                                                                 -----------------------------------
                                                                                         437,875          7,275,183

International Stock Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                14.337171         18.338932         257,550          4,723,191
   Vis 24 Contracts                                                    18.202233          15,682            285,444
                                                                                 -----------------------------------
                                                                                         273,232          5,008,635

Quantitative Equity Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                20.068624         24.202942         477,373         11,553,831
   Vis 24 Contracts                                                    24.022598          20,577            494,322
                                                                                 -----------------------------------
                                                                                         497,950         12,048,153

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                         1998                            1999
                                                 ---------------- --------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                 ---------------- --------------------------------------------------
Value Trust Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 $14.591878      $13.987433         512,842        $ 7,173,343
   Vis 24 Contracts                                                    13.883152          29,002            402,640
                                                                                 -----------------------------------
                                                                                         541,844          7,575,983

Real Estate Securities Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  12.317190       11.174188         228,009          2,547,821
   Vis 24 Contracts                                                    11.090818           3,790             42,029
                                                                                 -----------------------------------
                                                                                         231,799          2,589,850

Balanced Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  16.459454       15.962370         340,493          5,435,072
   Vis 24 Contracts                                                    15.843343          15,774            249,906
                                                                                 -----------------------------------
                                                                                         356,267          5,684,978

High-Yield Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.078376       14.993652         574,922          8,620,175
   Vis 24 Contracts                                    14.008370       14.881850          28,143            418,819
                                                                                 -----------------------------------
                                                                                         603,065          9,038,994

Lifestyle Aggressive 1000 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.134419       15.974195         318,120          5,081,707
   Vis 24 Contracts                                                    15.855076          11,343            179,847
                                                                                 -----------------------------------
                                                                                         329,463          5,261,554

Lifestyle Growth 820 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.696667       16.893101       1,590,780         26,873,208
   Vis 24 Contracts                                                    16.767184          80,481          1,349,442
                                                                                 -----------------------------------
                                                                                       1,671,261         28,222,650

Lifestyle Balanced 640 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  14.664362       16.257312       1,797,136         29,216,596
   Vis 24 Contracts                                                    16.136115          40,993            661,475
                                                                                 -----------------------------------
                                                                                       1,838,129         29,878,071

Lifestyle Moderate 460 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                  15.171965       16.142259         764,069         12,333,805
   Vis 24 Contracts                                                    16.021927           7,292            116,837
                                                                                 -----------------------------------
                                                                                         771,361         12,450,642

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                         1998                            1999
                                                   ---------------- ---------------------------------------------------
                                                         UNIT            UNIT
                                                        VALUE            VALUE           UNITS            DOLLARS
                                                   ---------------- ---------------------------------------------------
Lifestyle Conservative 280 Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                 $15.025549       15.439823        $398,756       $   6,156,718
   Vis 24 Contracts                                                    15.324704          36,541             559,976
                                                                                 ------------------------------------
                                                                                         435,297           6,716,694

Total Return Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.255674         174,291           2,136,056
   Vis 24 Contracts                                                    12.235367          67,695             828,270
                                                                                 ------------------------------------
                                                                                         241,986           2,964,326

Small Company Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                11.178700         11.904646         272,500           3,244,018
   Vis 24 Contracts                                                    11.837890          12,959             153,404
                                                                                 ------------------------------------
                                                                                         285,459           3,397,422

U.S. Large Cap Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.721279         398,954           5,075,209
   Vis 24 Contracts                                                    12.700198          42,362             538,006
                                                                                 ------------------------------------
                                                                                         441,316           5,613,215

Mid Cap Stock Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.483520          98,765           1,232,934
   Vis 24 Contracts                                                    12.462837          24,424             304,392
                                                                                 ------------------------------------
                                                                                         123,189           1,537,326

Small Company Blend Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  15.922213          87,313           1,390,220
   Vis 24 Contracts                                                    15.895877           7,240             115,079
                                                                                 ------------------------------------
                                                                                          94,553           1,505,299

International Value Sub-Account:
   Ven 9, Ven 10 and Ven 24 Contracts                                  12.860110          47,250             607,640
   Vis 24 Contracts                                                    12.838810          13,082             167,953
                                                                                 ------------------------------------
                                                                                          60,332             775,593


TOTAL CONTRACT OWNERS' EQUITY                                                                         $1,093,144,215
                                                                                                     ================

          The Manufacturers Life Insurance Company of New York Separate
                                    Account A

                    Notes to Financial Statements (continued)



7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                    AUDITED FINANCIAL STATEMENTS

                                    THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF NEW YORK

                                    Years ended December 31, 1999, 1998 and 1997

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements


                  Years ended December 31, 1999, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors.........................................  1

Audited Financial Statements

Balance Sheets.........................................................  2
Statements of Income...................................................  3
Statements of Changes in Shareholder's Equity..........................  4
Statements of Cash Flows...............................................  5
Notes to Financial Statements..........................................  6

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York (the Company) as of December 31, 1999 and 1998, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 21, 2000

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

As at December 31
ASSETS  ($ thousands)                                                           1999                       1998
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed  maturity  securities  available-for-sale,  at fair  value
     (note 3)
   (amortized cost: 1999 $125,429; 1998 $120,902)                         $  122,301                 $  125,088
   Investment in unconsolidated affiliate                                        175                        175
   Policy loans                                                                  930                        552
   Short-term investments                                                     41,311                     10,032
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                         $  164,717                 $  135,847
--------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                      7,093                      5,946
Accrued investment income                                                      3,036                      3,073
Deferred acquisition costs (note 5)                                           50,476                     36,831
Other assets                                                                     456                      1,834
Separate account assets                                                    1,119,103                    833,693
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $1,344,881                 $1,017,224
====================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                                  $  131,104                 $   94,492
   Payable to affiliates                                                       3,825                      4,114
   Deferred income taxes (note 6)                                              4,382                      3,615
   Other liabilities                                                           5,258                      1,943
   Separate account liabilities                                            1,119,103                    833,693
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $1,263,672                 $  937,857
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock (note 7)                                                  $    2,000                 $    2,000
   Additional paid-in capital                                                 72,706                     72,706
   Retained earnings                                                           8,947                      3,209
   Accumulated other comprehensive income (loss)                              (2,444)                     1,452
--------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                                $   81,209                 $   79,367
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $1,344,881                 $1,017,224
====================================================================================================================


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                           1999              1998              1997
---------------------------------------------------------------------------------------------------------------------

REVENUES:
     Fees from separate accounts and policyholder liabilities          $14,670            $10,961           $ 7,395
     Premiums                                                              175                  -                 -
     Net investment income (note 3)                                     16,944              9,786             6,717
     Net realized investment (losses) gains                               (222)               713               769
---------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                          $31,567            $21,460           $14,881
---------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                  $ 6,613            $ 4,603           $ 4,747
     Amortization of deferred acquisition costs (note 5)                 4,287              4,849             3,393
     Other insurance expenses                                           11,834             10,359             5,845
---------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                            $22,734            $19,811           $13,985
---------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                             $ 8,833            $ 1,649           $   896
---------------------------------------------------------------------------------------------------------------------
INCOME TAXES (NOTE 6)                                                  $ 3,095            $   576           $   310
---------------------------------------------------------------------------------------------------------------------
NET INCOME                                                             $ 5,738            $ 1,073           $   586
=====================================================================================================================

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY



                                                                                        ACCUMULATED
                                                                                           OTHER          TOTAL
                                             COMMON       ADDITIONAL      RETAINED     COMPREHENSIVE  SHAREHOLDER'S
  ($ thousands)                               STOCK    PAID-IN CAPITAL    EARNINGS     INCOME (LOSS)     EQUITY
                                            (NOTE 7)
  -------------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1997                  $2,000       $24,800          $1,550         $    419        $28,769
  Capital contribution                             -        47,731               -                -         47,731
  Comprehensive income (note 4)                    -             -             586              676          1,262
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $2,000       $72,531          $2,136         $  1,095        $77,762
  Capital contribution                             -           175               -                -            175
  Comprehensive income (note 4)                    -             -           1,073              357          1,430
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                   2,000        72,706           3,209            1,452         79,367
  Comprehensive income (Loss) (note 4)             -             -           5,738           (3,896)         1,842
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                  $2,000       $72,706          $8,947         $ (2,444)       $81,209
 ===================================================================================================================


See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                                       $   5,738    $   1,073    $      586
Adjustments to reconcile net income to net cash provided by (used in)
operating activities:
     Amortization of bond discount and premium                                         585          434           333
     Net realized investment losses (gains)                                            222         (713)         (769)
     Provision for deferred income tax                                               1,857        1,153           (29)
     Amortization of deferred acquisition costs                                      4,287        4,849         3,393
     Policy acquisition costs deferred                                             (15,604)   $ (14,515)   $  (11,684)
     Return credited to policyholders and other benefits                             6,613        4,603         4,747
     Changes in assets and liabilities:
         Accrued investment income                                                      37         (672)         (873)
         Other assets                                                                1,378       (1,603)          (80)
         Payable to affiliates                                                        (289)        (231)        2,328
         Other liabilities                                                           3,315          956           115
------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                              $   8,139    $  (4,666)   $   (1,933)
------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid                                $  73,626    $  30,591    $   59,307
Fixed maturity securities purchased                                                (78,960)   $ (24,500)     (103,383)
Net change in short-term investments                                               (31,279)         (34)       (6,011)
Policy loans advanced, net                                                            (378)        (154)         (215)
------------------------------------------------------------------------------------------------------------------------
Cash (used in) provided by investing activities                                  $ (36,991)   $   5,903    $  (50,302)
------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits to policyholder funds                                                   $  50,351    $  14,212        17,212
Return of policyholder funds                                                       (20,352)     (10,934)      (15,382)
Capital contribution by parent                                                           -            -        47,731
------------------------------------------------------------------------------------------------------------------------
Cash provided by financing activities                                            $  29,999    $   3,278    $   49,561
------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                  1,147        4,515        (2,674)
Balance, beginning of year                                                           5,946        1,431         4,105
------------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                             $   7,093    $   5,946    $    1,431
========================================================================================================================

See accompanying notes
                                                                               5

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (First North American Life Assurance Company prior to October 1, 1997, and hereinafter referred to as "the Company") is a stock life insurance company which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company ("NASL") and hereinafter referred to as "MNA"), which is, in turn, a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues individual and group annuity and individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a noninsulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Prior to October 1, 1997, the Company sold and administered only combination fixed and variable annuity products. On October 21, 1997, the Company received approval from the Department for a revised plan of operations which expanded its product offerings. MNA contributed $47,731 to the Company in support of the revised plan of operations.

         Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), an affiliate of the Company, acted as investment adviser to MIT and as principal underwriter of the annuity contracts issued by the Company. Effective October 1, 1997, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial and an affiliate of the Company, replaced NASL

         Financial as the investment advisor to MIT and as the principal underwriter for the variable contracts and exclusive distributor of all contracts issued by the Company.

         Prior to October 1, 1997, Manulife Wood Logan, Inc. (formerly Wood Logan Associates and hereinafter referred to as "MWL"), a subsidiary of MWLH, acted as the promotional agent for the sale of the Company's contracts. Since October 1, 1997, marketing services for the sale of all contracts issued by the Company and other services are provided by certain affiliates of the Company pursuant to an Administrative Services Agreement and an Investment Services Agreement between the Company and MLI. Currently, services are provided by MLI, MWLH, MNA and The Manufacturers Life Insurance Company (U.S.A.)
         ("ManUSA").

         On October 31, 1998, the Company received a 10% interest in the members' equity of MSS from MNA, the managing member of MSS. The Company treated the receipt of its equity interest as a contribution to paid-in capital of $175.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

      b) RECENT ACCOUNTING STANDARDS

      i) In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company is evaluating the accounting implications of SFAS No. 133 and has not determined its impact on the Company's results of operations or its financial condition.

      b) RECENT ACCOUNTING STANDARDS (CONTINUED)

     ii) In December 1997, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on the recognition and measurement of liabilities for various assessments related to insurance activities, including those by state guaranty funds. The Company adopted SOP 97-3 during 1999. Prior to the adoption of SOP 97-3, the Company expensed and recognized liabilities for such assessments on a "pay-as-you-go" basis. The effect of adopting SOP 97-3 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

    iii) In March 1998, AcSEC issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires the capitalization of certain costs incurred in connection with developing or obtaining internal-use software. The Company adopted SOP 98-1 during 1999. Prior to the adoption of SOP 98-1, the Company expensed internal-use software-related costs as incurred. The effect of adopting SOP 98-1 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

      c) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective-interest method.

         The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

         For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

      c) INVESTMENTS (CONTINUED)

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

      d) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      e) DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium-paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits, assuming the unrealized gains or losses on securities had been realized at year end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

      f) POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities equal the policyholder account value for the fixed portion of annuity contracts and for investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      g) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in either MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other shareholders. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      h) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded as revenue when due.

      i) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      j) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.       INVESTMENTS AND INVESTMENT INCOME

      a) FIXED-MATURITY SECURITIES

         At December 31, 1999 and 1998, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                        GROSS             GROSS
                                            AMORTIZED     COST       UNREALIZED         UNREALIZED          FAIR VALUE
         AS AT DECEMBER 31,                                             GAINS              LOSSES
         ($ thousands)                          1999      1998        1999    1998    1999      1998       1999       1998
         -------------------------------------------------------------------------------------------------------------------
         U.S. government                    $ 21,147    $ 11,018      $  -  $  591    $ (536)   $(15)  $ 20,611   $ 11,594
         Corporate securities                 92,532      99,696       122   3,321    (2,486)    (35)    90,168    102,982
         Mortgage-backed securities            8,278       6,680        27     125      (184)    (21)     8,121      6,784
         Foreign governments                   2,414       2,449        23     111          -       -     2,437      2,560
         States/political subdivisions         1,058       1,059         -     109       (94)       -       964      1,168
         -------------------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES    $125,429    $120,902      $172  $4,257   $(3,300)   $(71)  $122,301   $125,088
         -------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 1999 were $60,595 (1998, $17,985; 1997, $45,217). Gross gains of $301 and gross losses of $523 were realized on those sales (1998, $715 and $2; 1997, $772 and $6, respectively).

         The contractual maturities of fixed-maturity securities at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                    AMORTIZED COST           FAIR VALUE
         -----------------------------------------------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                                                  $ 38,416              $ 38,507
            Greater than 1; up to 5 years                                       46,376                45,790
            Greater than 5; up to 10 years                                      15,922                15,114
            Due after 10 years                                                  16,437                14,769
            Mortgage-backed securities                                           8,278                 8,121
         -----------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES                                      $125,429              $122,301
         -----------------------------------------------------------------------------------------------------------

        Fixed-maturity securities with a fair value of $438 and $410 at December 31, 1999 and 1998, respectively, were on deposit with or in custody accounts on behalf of New York State Insurance Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities                               $ 8,147             $8,338              $6,342
         Other invested assets                                     7,476                830                   -
         Short-term investments                                    1,443                762                 477
         -----------------------------------------------------------------------------------------------------------
         Gross investment income                                  17,066              9,930               6,819
         -----------------------------------------------------------------------------------------------------------
         Investment expenses
                                                                    (122)              (144)               (102)
         -----------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                   $16,944             $9,786              $6,717
         ===========================================================================================================

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $7,453 and $813 for the years ended December 31, 1999 and 1998, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                1999           1998               1997
         -----------------------------------------------------------------------------------------------------------
          NET INCOME                                               $ 5,738              $1,073          $   586
         -----------------------------------------------------------------------------------------------------------
         OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (BENEFITS):
            Unrealized holding (losses) gains arising
            during the year                                         (4,038)                820            1,176

              Less:
            Reclassification adjustment for realized
            (losses) gains included in net income                     (142)                463              500
         -----------------------------------------------------------------------------------------------------------
          Other comprehensive (loss) income                         (3,896)                357              676
         -----------------------------------------------------------------------------------------------------------
          COMPREHENSIVE INCOME                                    $  1,842              $1,430           $1,262
         ===========================================================================================================

         Other comprehensive (loss) income is reported net of income taxes (benefit) of $(1,088), $192, and $364 for 1999, 1998 and 1997,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998               1997
         ----------------------------------------------------------------------------------------------------------
         Balance at January 1                                     $36,831             $28,364            $20,208
         Capitalization                                            15,604              14,515             11,684
         Amortization                                              (4,287)             (4,849)            (3,393)
         Effect of net unrealized losses (gains)
              on securities available-for-sale                      2,328              (1,199)              (135)
         ----------------------------------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                                   $50,476             $36,831            $28,364
         ==========================================================================================================

6.       INCOME TAXES

         The components of income tax expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998              1997
         ----------------------------------------------------------------------------------------------------------
         Current expense (benefit)                                 $1,238             $  (577)             $339
         Deferred expense (benefit)                                 1,857               1,153               (29)
         ----------------------------------------------------------------------------------------------------------
         TOTAL EXPENSE                                             $3,095             $   576              $310
         ==========================================================================================================


         Components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                           1999                    1998
         -----------------------------------------------------------------------------------------------------------

         DEFERRED TAX ASSETS:
            Reserves                                                         $    708                 $   389
             Unrealized losses on securities available-for-sale                   963                      --
         -----------------------------------------------------------------------------------------------------------
         Gross deferred tax assets                                              1,671                     389
             Valuation allowance                                                 (657)                     --
         -----------------------------------------------------------------------------------------------------------
         Net deferred tax assets                                                1,014                     389
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                         (5,147)                 (2,203)
            Unrealized gains on securities available-for-sale                       -                    (784)
            Other                                                                (249)                 (1,017)
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax liabilities                                        (5,396)                 (4,004)
         -----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                           $(4,382)                $(3,615)
         ===========================================================================================================

         As of December 31, 1999, the Company had $3,128 of unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate New York State return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlement of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which is settled periodically.

         The Company received a refund of $719 in 1999 and made tax payments of $1,121 and $531 in 1998 and 1997, respectively.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

         AS AT DECEMBER 31:
         ($ thousands)                                                                       1999              1998
         -----------------------------------------------------------------------------------------------------------
         AUTHORIZED, ISSUED AND OUTSTANDING:
             2,000,000 Common shares, par value $1                                         $2,000            $2,000
         -----------------------------------------------------------------------------------------------------------

         The net assets of the Company available for the Parent as dividends are generally limited to, and cannot be made except from, earned statutory-basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 1999 was $63,470 (1998, $62,881). The aggregate statutory net income (loss) of the Company for the year ended 1999 was $932; (1998, ($5,678); 1997, ($1,562)). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances, and reserves.

8.       REINSURANCE

         The Company has entered into reinsurance agreements with various reinsurers to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilized various services provided by MLI and affiliates, such as legal, personnel, investment accounting and other corporate services. Prior to October 1, 1997, MLI and MNA charged the Company for those services. In the first nine months of 1997, MLI and MNA charged the Company approximately $623. Effective October 1, 1997, pursuant to a revised plan of operations, all intercompany expenses were billed through MLI. For the years ended December 31, 1999 and 1998, and for the fourth quarter of 1997, MLI billed the Company expenses of $6,391, $4,685 and $869, respectively. At December 31, 1999 and 1998, the Company had a net liability to MLI of $2,664 and $2,372, respectively, for those services.

         For the nine months ended September 30, 1997, the Company paid underwriting commissions to NASL Financial of $8,421. NASL Financial then reimbursed MWL for promotional agent services. Effective October 1, 1997, MSS replaced NASL Financial as underwriter. Thereafter, all commissions were paid to MSS by the Company, and MWL marketing services expenses were paid by MLI, who was then reimbursed by the Company. Underwriting commissions and marketing services expense of $19,575 and $17,838 was incurred during the years ended December 31, 1999 and 1998, respectively, and $4,431 was incurred during the fourth quarter of 1997. At December 31, 1999 and 1998, the Company had a net liability of $1,161 and $799, respectively, for these services.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 11 and 14 for additional related-party transactions).

10.      BORROWED MONEY

         The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the line of credit at December 31, 1999 and 1998.

11.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         Prior to July 1, 1998, the Company and MNA participated in a noncontributory defined benefit pension plan (the Nalaco Plan) sponsored by MLI, covering its employees. A similar plan (the Manulife
         Plan) also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits are fully funded; current pension costs are funded as they accrue.

     a)  RETIREMENT PLAN (CONTINUED)

         Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of MLI. The merged plan was then restated as a cash balance pension plan entitled "The Manulife Financial U.S. Cash Balance Pension Plan" (Cash Balance Plan). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation rates. Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of interest rate levels. Pension benefits are provided to participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity, with various optional forms available.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the plan sponsor in 1999, 1998 or 1997 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 1999, the projected benefit obligation based on an assumed interest rate of 7.5% was $47,124. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts was $86,777.

     b)  401(k) PLAN

         Prior to July 1, 1998, the Company also participated in a defined contribution plan sponsored by MNA, the North American Security Life 401(k) Savings Plan (NASL 401k), which was subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). A similar plan, the Manulife Financial 401K Savings Plan, also existed for employees of ManUSA. These two plans were effectively merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The costs associated with the Plan were charged to the Company and were not material.

     c)  OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the other postretirement benefit plan of MNA which provides retiree medical and life insurance benefits to those who have attained age 55 with ten or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

     c)  OTHER POSTRETIREMENT BENEFIT PLAN (CONTINUED)

         The other postretirement benefit cost of the Company, which includes the expected cost of post-retirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                           1999                                   1998
                                       -----------------------------------------------------------------------------
                                               CARRYING              FAIR             CARRYING              FAIR
                                                 VALUE              VALUE               VALUE              VALUE
                                       -----------------------------------------------------------------------------

        Assets:
        Fixed-maturity securities             $122,301           $122,301            $125,088            $125,088
        Policy loans                               930                930                 552                 552
        Short-term investments                  41,311             41,311              10,032              10,032
        Cash and cash equivalents                7,093              7,093               5,946               5,946

        Liabilities:
        Policyholder liabilities and
        accruals                               130,808            126,272              94,492              91,113

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

13.      LEASES

         The Company leases office space under various operating lease agreements which will expire between 2000 and 2005. For the years ended December 31, 1999, 1998 and 1997 the Company incurred rent expense of $166, $95 and $84, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

                           YEAR ENDED             MINIMUM LEASE PAYMENTS
                           ---------------------------------------------
                              2000                       $  247
                              2001                          231
                              2002                          235
                              2003                          221
                              2004 and after                346
                           ---------------------------------------------
                              Total                      $1,280
                           ---------------------------------------------


14.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                     PART C

                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                 Old Name                                                        New Name
FNAL Variable Account                                        The Manufacturers Life Insurance Company of New York Separate Account A
First North American Life Assurance Company                  The Manufacturers Life Insurance Company of New York

The following name changes took place November 1, 1997:

                 Old Name                                                        New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                 Old Name                                                        New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). Filed herein.

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). Filed herein.

         (b)      Exhibits

                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (a)      Underwriting and Distribution Agreement
                                    between The Manufacturers Life Insurance
                                    Company of New York (Depositor) and
                                    Manufacturers Securities Services, LLC.
                                    (Underwriter) - incorporated by reference to Exhibit (b)(3)(a) to Form N-4, File No.
                                    33-46217 filed February 25, 1998.

                           (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit
                                    (b)(3)(c) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                  (4)      (a)(i)   Form of Specimen Flexible Purchase
                                    Payment Individual Deferred Combination
                                    Fixed and Variable Annuity Contract,
                                    Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration
                                    Statement on Form N-4, File No.33-79112, dated March 2, 1998.

                           (a)(ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating
                                    (v9) - incorporated by reference to Exhibit
                                    (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                           (b)(i)   Specimen Endorsements to Contract (v24) -
                                    (i) ERISA Tax-Sheltered Annuity, (ii)
                                    Tax-Sheltered Annuity, (iii) Qualified Plan
                                    Endorsement Section 401 Plans, (iv) Simple
                                    Individual Retirement Annuity, (v) Unisex
                                    Benefits and Payments, (vi) Individual
                                    Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                           (b)(ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                           (b)(iii) Specimen Death Benefit Endorsement (v9) -
                                    previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                           (b)(iv)  Roth Individual Retirement Annuity
                                    Endorsement - previously filed as Exhibit
                                    (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                  (5)      (a)(i)   Form of Specimen Application for
                                    Flexible Purchase Payment Individual
                                    Deferred Combination Fixed and Variable
                                    Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to
                                    Registrant's Registration Statement on Form
                                    N-4 File, No.33-79112, filed February 25,
                                    2000.

                           (a)(ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (6)      (a)(i)   Declaration of Intention and Charter
                                    of First North American Life Assurance
                                    Company incorporated by reference to Exhibit
                                    (b)(6)(a)(i) to post-effective amendment no.
                                    7 to Registrant's Registration Statement on
                                    Form N-4 File, No.33-46217, filed February
                                    25, 1998.

                           (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                                    (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (a)(iii) Certificate of Amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York - incorporated by reference to Exhibit
                                    (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (10)     Written consent of Ernst & Young LLP - Filed herein.

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                  (14)     (a)      Power of Attorney - The Manufacturers
                                    Life Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                                    Manufacturers Life Insurance Company of New
                                    York Separate Account B Registration
                                    Statement on Form S-6, filed March 16, 1998.

                           (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)
                                    (14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                           (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                           (d) Power of Attorney, Robert Cook - previously filed as Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                  (27)     Financial Data Schedule - Not Applicable

Item 25.   Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         NAME AND                              POSITION WITH THE MANUFACTURERS LIFE INSURANCE COMPANY
PRINCIPAL BUSINESS ADDRESS                                           OF NEW YORK
Bruce Avedon                                                           Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                                        Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                                         Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                                            Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                                                    Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                                       Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                                                     Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                                        Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq.                                                    Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                                                      Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

James K. Robinson                                                      Director
7 Summit Drive
Rochester, NY 14620

         NAME AND                                       POSITION WITH THE MANUFACTURERS LIFE INSURANCE COMPANY
PRINCIPAL BUSINESS ADDRESS                                                    OF NEW YORK
E. Nicole Humblias                                                     Assistant Vice President and
73 Tremont Street                                                      Chief Administrative Officer
Boston, MA  02108

Gretchen Swanz                                                         Secretary & Counsel
73 Tremont Street
Boston, MA 02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                               AS OF JUNE 30, 2000


                                                                      JURISDICTION OF
AFFILIATE                                               % OF EQUITY    INCORPORATION
--------------------------------------------------------------------------------------

MANULIFE FINANCIAL CORPORATION                               100           CANADA
  The Manufacturers Life Insurance Company                   100           Canada
    MF Leasing (Canada) Inc.                                 100           Ontario
       1332953 Ontario Inc.                                  100           Ontario
    MLI Resources Inc.                                       100           Alberta
    Stylus Exploration Inc.                                   24           Alberta
    Manulife Financial Services Inc.                         100           Canada
    1293319 Ontario Inc.                                     100           Ontario
    Enterprise Capital Management Inc.                        20           Ontario
    Cantay Holdings Inc.                                     100           Ontario
    994744 Ontario Inc.                                      100           Ontario
    3426505 Canada Inc.                                      100           Canada
    Family Realty First Corp.                                100           Ontario
    Caravan Oil & Gas Ltd.                                    12.2         Alberta
    Integra Resources Ltd.                                    15.4         Alberta
    Manulife Bank of Canada                                  100           Canada
    Manulife Securities International Ltd.                   100           Canada
    NAL Resources Limited                                    100           Alberta
    Manulife International Capital Corporation Limited       100           Ontario
        Golf Town Canada Inc.                                 59.9         Canada
        VFC Inc.                                              25           Canada
        1198184 Ontario Limited                              100           Ontario
        Regional Power Inc.                                   80           Ontario
           La Regionale Power Port-Cartier Inc.              100           Canada
           La Regionale Power Angliers Inc.                  100           Canada
           Addalam Power Corporation(1)                       50           Philippines
        Luxell Technologies Inc.                              15.1         Ontario
    FNA Financial Inc.                                       100           Canada
        NAL Trustco Inc.                                     100           Ontario
        First North American Insurance Company               100           Canada
        Elliott & Page Limited                               100           Ontario
        Seamark Asset Management Ltd.                         67.86        Canada
        NAL Resources Management Limited                     100           Canada
    Manucab Ltd.                                             100           Canada
        Plazcab Service Limited                              100           Newfoundland
    The Manufacturers Investment Corporation                 100           Michigan
        Manulife Reinsurance Corporation (U.S.A.)            100           Michigan
           Manulife Reinsurance Limited                      100           Bermuda
               MRL Holding, LLC                               99(2)        Delaware

                                                                                       JURISDICTION OF
AFFILIATE                                                                  % OF EQUITY  INCORPORATION
--------------------------------------------------------------------------------------------------------------
       The Manufacturers Life Insurance Company (U.S.A.)                       100        Michigan
           Flex Holding, LLC/Flex Leasing II                                    50        Delaware
           Ennal, Inc.                                                         100        Ohio
           ESLS Investment Limited, LLC                                        100        Ohio
           Thornhill Leasing Investments, LLC                                   90        Delaware
           The Manufacturers Life Insurance Company of America                 100        Michigan
              Manulife Holding Corporation                                     100        Delaware
                  ManEquity, Inc.                                              100        Colorado
                  Manufacturers Adviser Corporation                            100        Colorado
                  Manulife Capital Corporation                                 100        Delaware
                     MCC Strategic Management Inc.                             100        Delaware
                     MF Private Capital, Inc.                                  100        Delaware
                        MF Private Capital Securities, Inc.                    100        Delaware
                        MF Private Capital Ventures, Inc.                      100        Delaware
                        MFPC Insurance Advisors, Inc.                          100        Delaware
                  Manulife Property Management of Washington, D.C., Inc.       100        Wash., D.C.
                  ManuLife Service Corporation                                 100        Colorado
                  Manulife Leasing Co., LLC                                     80        Delaware
           Dover Leasing Investments, LLC                                       99        Delaware
           Ironside Venture Partners I LLC                                     100        Delaware
           Ironside Venture Partners II LLC                                    100        Delaware
           Manulife-Wood Logan Holding Co., Inc.                                62.5(3)   Delaware
              Manulife Wood Logan, Inc.                                        100        Connecticut
              The Manufacturers Life Insurance Company of North America        100        Delaware
                  Manufacturers Securities Services, LLC                        90(4)     Delaware
                  The Manufacturers Life Insurance Company of New York         100        New York
Manulife International Investment Management Limited                           100        U.K.
   Manulife International Fund Management Limited                              100        U.K.
WT(SW) Properties Ltd.                                                         100        U.K.
Manulife Europe Ruckversicherungs-Aktiengesellschaft                           100        Germany
Manulife International Holdings Limited                                        100        Bermuda
    Manulife Provident Funds Trust Company Limited                             100        Hong Kong
    Manulife (International) Limited                                           100        Bermuda
       Manulife-Sinochem Life Insurance Co. Ltd.                                51        China
       The Manufacturers (Pacific Asia) Insurance Company Limited              100        Hong Kong
       Manulife Consultants Limited                                            100        Hong Kong
       Manulife Financial Shareholdings Limited                                 50        Hong Kong
       Manulife Financial Management Limited                                    50        Hong Kong
       Manulife Financial Group Limited                                         50        Hong Kong
       Manulife Financial Investment Limited                                    50        Hong Kong
    Manulife Funds Direct (Barbados) Limited                                   100        Barbados
       P.T. Manulife Aset Manajemen Indonesia                                   55        Indonesia
       Manulife Funds Direct (Hong Kong) Limited                               100        Hong Kong


                                                                            JURISDICTION OF
AFFILIATE                                                      % OF EQUITY   INCORPORATION
-------------------------------------------------------------------------------------------

Manulife Data Services Inc.                                        100          Barbados
ManuLife (International) Reinsurance Limited                       100          Bermuda
    Manufacturers P&C Limited                                      100          Barbados
    Manufacturers Life Reinsurance Limited                         100          Barbados
    Manulife Management Services Ltd.                              100          Barbados
Chinfon-Manulife Insurance Company Limited                          60          Vietnam
Chinfon-Manulife Insurance Company Limited                          60          Bermuda
OUB Manulife Pte. Ltd.                                              50          Singapore
The Manufacturers Life Insurance Co. (Phils.), Inc.                100          Philippines
    Manulife Financial Plans, Inc.                                 100          Philippines
P.T. Asuransi Jiwa Manulife Indonesia                               51          Indonesia
    P.T. Buanadaya Sarana Informatika                              100          Indonesia
    P.T. Asuransi Jiwa Arta Mandiri Prima                          100          Indonesia
Manulife (Malaysia) SDN.BHD.                                       100          Malaysia
Manulife (Thailand) Ltd.                                           100          Thailand
Manulife Holdings (Hong Kong) Limited                              100          Hong Kong
Manulife Financial Systems (Hong Kong) Limited                     100          Hong Kong
Manulife Century Investments (Alberta) Inc.                        100          Alberta
   Manulife Century Investments (Bermuda) Limited                   87(5)       Bermuda
        Manulife System Service Kabushiki Kaisha                    85(9)       Japan
        Manulife Century Investments (Luxembourg) S.A.             100          Luxembourg
            Manulife Century Investments (Netherlands) B.V.        100          Netherlands
                Manulife Century Holdings (Netherlands) B.V.       100          Netherlands
                Daihyaku Manulife Holdings (Bermuda) Limited       100          Bermuda
             Kyoritsu Confirm Co., Ltd.                             90.9(6)     Japan
             Daihyaku Premium Collection Co., Ltd.                  57(7)       Japan
                Manulife Century Life Insurance Company             41.7(8)(10) Japan
                     Manulife Century Business Company             100          Japan


(1)  Inactive subsidiaries are noted in italics.

(2)  1% of MRL Holding LLC is owned by Manulife Reinsurance Corporation.

(3)  22.4% of Manulife-Wood Logan Holding Co. Inc. is owned by MRL Holding, LLC.

(4) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5)  13% of Manulife Century Investments (Bermuda) Limited is owned by MLI.

(6) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Century Life Insurance Company

(7) 10% of Daihyaku Premium Collection Co., Ltd. is owned by Manulife Century Life Insurance Company

(8) 8.8% of Manulife Century Life Insurance Company is owned by Daihyaku Manulife Holdings (Bermuda) Limited.

(9) 10% of Manulife System Service Kabushiki Kaisha is owned by Manulife Century Life Insurance Company.

(10) 32.9% of Manulife Century Life Insurance Company is owned by Manulife Century Holdings (Netherlands) B.V.

28.  The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines (100%)



Item 27.  Number of Contract Owners.



As of July 31, 2000, there were 5,717 qualified and 8,976 non-qualified contracts for Ven 9 and 973 qualified and 1,608 non-qualified contracts for Ven 35, 36, 37 and 38 of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company               Capacity In Which Acting

         Manufacturers Investment Trust           Investment Adviser

         The Manufacturers Life Insurance         Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance         Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance         Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance         Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.

Name and Principal          Position with The Manufacturers Life Insurance
Business Address            Company of North America

James R. Boyle              Director and President
500 Boylston Street
Boston, MA  02116

John D. DesPrez III         Director and Chairman of the Board of
73 Tremont Street           Directors
Boston, MA  02108

John D. Richardson          Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

John G. Vrysen              Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

James D. Gallagher          Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108




Robert Boyda                Vice President, Investment Management Services
73 Tremont Street
Boston, MA   01208

David W. Libbey             Vice President, Treasurer & Chief
500 Boylston Street         Financial Officer
Boston, MA 02116

Kevin Hill                  Vice President, Business Implementation
500 Boylston Street
Boston, MA 02116




Jonnie Smith                Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA 02116

c. None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.  Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES




         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Manufacturers Life Insurance Company of New York Separate Account A, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 31st day of August, 2000.




                                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                   NEW YORK SEPARATE ACCOUNT A
                                            (Registrant)


                                   By:      THE MANUFACTURERS LIFE INSURANCE
                                            COMPANY OF NEW YORK
                                                 (Depositor)


                                   By:      /s/JAMES D. GALLAGHER
                                           ------------------------------------
                                            James D. Gallagher
                                            President

Attest:

/s/GRETCHEN H. SWANZ
----------------------------------
Gretchen H. Swanz
Secretary



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 31st day of August, 2000 in the City of Boston, and Commonwealth of Massachusetts.



                                   THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK
                                                 (Depositor)


                                   By:      /s/JAMES D. GALLAGHER
                                           ------------------------------------
                                            James D. Gallagher
                                            President


Attest:

/s/GRETCHEN H. SWANZ
----------------------------------
Gretchen H. Swanz
Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 31st day of August, 2000.



SIGNATURE                          TITLE



/s/JAMES D. GALLAGHER              Director; President
------------------------------     (Chief Executive Officer)
James D. Gallagher

*                                  Director
------------------------------
John D. DesPrez III

*                                  Director
------------------------------
James R. Boyle

*                                  Director
------------------------------
James K. Robinson

*                                  Director
------------------------------
Neil M. Merkl

*                                  Director
------------------------------
Bruce Avedon

*                                  Director
------------------------------
Ruth Ann Fleming

*                                  Director
------------------------------
James O'Malley

*                                  Director
------------------------------
Thomas Borshoff

*                                  Director
------------------------------
Robert Cook



/s/ DAVID W.LIBBEY                 Treasurer
------------------------------     (Principal Financial Officer)
David W. Libbey



         *By:     /s/ DAVID W.LIBBEY
                 --------------------------------------
                  David W. Libbey
                  Attorney-in-Fact
                  Pursuant to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description

(10)                       Written consent of Ernst & Young LLP